UNITED STATES
	Securities and Exchange Commission
	    Washington, D.C.  20549

		FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
          INVESTMENT COMPANIES

Investment Company Act file number 811-6477

SM&R Investments, Inc.
P.O. Box 58969
Houston, TX  77258-8969

Securities Management and Research, Inc.
P.O. Box 58969
Houston, TX 77258-8969
(800) 231-4639

Fiscal year end:  August 31

Reporting period:  February 28, 2010


Item 1  Report to Shareholders

SEMI-ANNUAL REPORT

[SM&R LOGO]

SM&R INVESTMENTS, INC.

SM&R GROWTH FUND
SM&R EQUITY INCOME FUND
SM&R BALANCED FUND
SM&R GOVERNMENT BOND FUND
SM&R MONEY MARKET FUND

SEMI-ANNUAL REPORT

FEBRUARY 28, 2010

The report contained herein is included for the general information of our shareholders. This report is not authorized for distribution to prospective investors unless it is preceded or accompanied by a current prospectus. ALL INVESTORS ARE ADVISED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT COMPANIES CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANIES. YOU SHOULD READ IT CAREFULLY BEFORE INVESTING.

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures the investment adviser uses in fulfilling this responsibility is included in the Funds' Statement of Additional Information and is available without charge, upon request, by calling 1-800-231-4639. The policies and procedures are also available on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by calling 1-800-231-4639 and is also available on the SEC's website at http://www.sec.gov.

The Funds file their complete schedule of holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website, beginning with the November 30, 2004 report, at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. A copy of the quarterly holdings report is available, without charge, upon request, by calling 1-800-231-4639.

AN EXAMPLE OF ONGOING EXPENSES (Unaudited)

Each shareholder of the Company may incur two types of expenses: (1) transactional (e.g., sales charges, contingent deferred sales charges on redemptions and redemption fees) and (2) ongoing (e.g., asset-based charges such as investment advisory fees and distribution and/or 12b-1 fees). The example, included below, is intended to help a shareholder better understand the ongoing expenses of investing in this Company and to compare these expenses with other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2009, and held for six months ending February 28, 2010.

ACTUAL EXPENSES

The example below provides information about actual account values and actual expenses. A shareholder may use the information in this example, together with the amount they have invested, to estimate the expenses that they have paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the actual column under the heading entitled "Expenses Paid During Period" to estimate the expenses paid on their account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The example also provides information about hypothetical account values and hypothetical expenses based on the Company's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Company's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses a shareholder paid for the period. This information may be used to compare the ongoing expenses of investing in the Company and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in this table are meant to help a shareholder understand the ongoing expenses only and do not reflect any transactional expenses, such as sales charges, contingent deferred sales charges on redemptions or redemption fees. Therefore, the table is useful in comparing ongoing expenses only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional expenses were included, the expenses would have been higher.

                                                           ACTUAL                     HYPOTHETICAL
                                                ---------------------------   ---------------------------
                       BEGINNING                    ENDING        EXPENSES        ENDING        EXPENSES
                        ACCOUNT    ANNUALIZED       ACCOUNT         PAID          ACCOUNT         PAID
                         VALUE      EXPENSE          VALUE         DURING          VALUE         DURING
FUNDS                   (9/1/09)     RATIOS     (02/28/10) (1)   PERIOD (2)   (02/28/10) (1)   PERIOD (2)
-----                  ---------   ----------   --------------   ----------   --------------   ----------
Growth Fund
   Class A             $1,000.00      1.36%        $1,090.53       $7.07         $1,018.05       $6.82
   Class B              1,000.00      1.86%         1,084.06        9.63          1,015.57        9.32
   Class T              1,000.00      1.24%         1,088.90        6.42          1,018.65        6.20
Equity Income Fund
   Class A              1,000.00      1.26%         1,088.50        6.53          1,018.55        6.32
   Class B              1,000.00      1.76%         1,086.57        9.12          1,016.06        8.82
   Class T              1,000.00      1.23%         1,089.11        6.38          1,018.70        6.18

                                                          ACTUAL                       HYPOTHETICAL
                                                ---------------------------   ---------------------------
                       BEGINNING                    ENDING        EXPENSES        ENDING        EXPENSES
                        ACCOUNT    ANNUALIZED       ACCOUNT         PAID          ACCOUNT         PAID
                        VALUE       EXPENSE          VALUE         DURING          VALUE         DURING
FUNDS                  (9/1/09)     RATIOS      (02/28/10) (1)   PERIOD (2)   (02/28/10) (1)   PERIOD (2)
-----                  ---------   ----------   --------------   ----------   --------------   ----------
Balanced Fund
   Class A             $1,000.00      1.30%        $1,068.43       $6.68        $1,018.35        $6.52
   Class B              1,000.00      1.80%         1,066.25        9.23         1,015.87         9.02
   Class T              1,000.00      1.25%         1,068.70        6.39         1,018.60         6.25
Government Bond Fund
   Class A              1,000.00      0.73%         1,012.81        3.66         1,021.17         3.67
   Class B              1,000.00      1.23%         1,011.31        6.15         1,018.67         6.18
   Class T              1,000.00      0.73%         1,013.19        3.66         1,021.17         3.67
Money Market Fund       1,000.00      0.08%         1,000.00        0.38         1,024.41         0.39

(1) The actual ending account value is based on actual total return of each class of each of the funds for the period September 1, 2009 to February 28, 2010 after actual expenses and will differ from the hypothetical ending account value which is based on each class of each of the funds' actual expense ratios and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the annualized expense ratios, shown in the table above, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the six month period).

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

On November 19, 2009, the Board of Directors of SM&R Investments. (the "Board") unanimously approved the renewal and extension of the investment advisory agreements with Securities Management and Research, Inc. (the "Manager") for the SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund, SM&R Government Bond Fund and SM&R Money Market Fund ("the Funds"). The Board considered a variety of factors in connection with its review of the advisory contracts (the "Contracts"), also taking into account information provided by the Manager during the course of the year, as discussed below:

NATURE, EXTENT, AND QUALITY OF SERVICES

The Board considered the nature, quality and extent of the services provided to the Funds by the Manager based upon information and discussion provided by the Manager relating to the services performed by the Manager under the Contracts and relating to the Manager's operations, systems, and personnel. These services included, but were not limited to, management of the investment portfolios and a variety of activities related to investment portfolio management.

The Board also took into account its familiarity with the Manager's investment management for the Funds through regular Board meetings, discussions and reports during the preceding year. The Board further considered the Manager's research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. After careful consideration of these matters, the Board concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager.

EXPENSES AND PERFORMANCE

The Board evaluated reports prepared by the Manager detailing the total audited expense ratios of each of the Funds as compared to other open-end investment companies deemed to be comparable based upon the Morningstar Principia Pro database with similar Morningstar category and prospectus objective to each Fund. The data is compiled by Morningstar by pulling the net annual expense ratio from the fund's audited annual report. Annual report expense ratios reflect the actual fees charged during a particular fiscal year.

The Board compared the total audited expense ratios of the Funds to funds advised by other advisors that were deemed comparable by the Morningstar database for the period ending September 30, 2009. The SM&R Growth Fund (Classes A & B), SM&R Equity Income Fund (Classes A & B), SM&R Balanced Fund (Classes A &
B) and SM&R Government Bond Fund (Classes A, B & T), all had total audited expense ratios that were the same as or lower than the Morningstar Fund Analysis average total audited expense ratios. The total audited expense ratios for the SM&R Growth Fund (Class T), SM&R Equity Income Fund (Class T) and SM&R Balanced Fund (Class T) were slightly higher than the Morningstar average total audited expense ratios.

The Board took into account that the audited expense ratios include voluntary fee waivers and/or expense limitations by the Manager through December 31, 2010, so that total expenses are limited to a specified percentage of average daily net assets of each Fund.

The audited expense ratio expresses the percentage of assets deducted each fiscal year for fund expenses, including 12b-1 fees, management fees, administrative fees, operating costs, and all other asset-based costs incurred by the fund. Portfolio transaction fees, or brokerage costs, as well as initial or deferred sales charges are not included in the expense ratio. The expense ratio, which is deducted from the fund's average net assets, is accrued on a daily basis. If the fund's assets are small, its expense ratio can be quite high because the fund must meet its expenses from a restricted asset base. Conversely, as the net assets of the fund grow, the expense percentage should ideally diminish as expenses are spread across the wider base. Funds may also opt to waive all or a portion of the expenses that make up their overall expense ratio.

The Board reviewed the Funds' average annual total returns and compared these returns to comparable performance measures supplied by Morningstar. On the basis of this evaluation of investments results, the Board concluded that the Funds' performance was satisfactory.

COST, BENEFITS, PROFITS AND ECONOMIES OF SCALE

The Board reviewed detailed information regarding the revenues received by the Manager under the Contracts and other benefits that the Manager may have realized from its relationship with the Funds. The Board also received information on the direct costs incurred by the Manager as well as profits realized. After careful consideration of this information, the Board concluded that the Manager's profits were reasonable in light of the services provided to the Funds.

APPROVAL OF THE CONTRACTS

As noted, the Board approved the renewal of the Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that the advisory fee structures are fair and reasonable and that the Contracts should be renewed.

SCHEDULE OF INVESTMENTS February 28, 2010 (Unaudited)

SM&R GROWTH FUND

COMMON STOCKS

                                                           SHARES       VALUE
CONSUMER DISCRETIONARY--
HOTELS, RESTAURANTS & LEISURE--0.49%
Starwood Hotels & Resorts
   Worldwide, Inc.                                           8,685   $  336,110
HOUSEHOLD DURABLES--0.42%
Newell Rubbermaid Inc.                                      20,880      287,100
MEDIA--1.08%
Walt Disney Co. (The)                                       23,535      735,233
MULTILINE RETAIL--0.66%
J.C. Penney Co., Inc.                                        9,630      265,595
Target Corp.                                                 3,600      185,472
                                                                     ----------
                                                                        451,067
SPECIALTY RETAIL--2.71%
Bed Bath & Beyond Inc.*                                      7,200      299,592
Best Buy Co., Inc.                                          15,300      558,450
Home Depot, Inc. (The)                                      17,050      531,960
Limited Brands, Inc.                                         8,100      179,091
Lowe's Companies, Inc.                                      12,060      285,943
                                                                     ----------
                                                                      1,855,036
                                                                     ----------
TOTAL CONSUMER DISCRETIONARY--5.36%                                   3,664,546
                                                                     ----------
CONSUMER STAPLES--
BEVERAGES--3.23%
Coca-Cola Co. (The)                                         21,600    1,138,752
PepsiCo, Inc.                                               17,100    1,068,237
                                                                     ----------
                                                                      2,206,989
FOOD PRODUCTS--0.51%
Kraft Foods Inc.                                            12,350      351,110
FOOD & STAPLES RETAILING--1.60%
CVS Caremark Corp.                                          18,000      607,500
Wal-Mart Stores, Inc.                                        9,000      486,630
                                                                     ----------
                                                                      1,094,130
HOUSEHOLD PRODUCTS--2.17%
Procter & Gamble Co. (The)                                  23,400    1,480,752
TOBACCO--0.57%
Philip Morris International Inc.                             7,988      391,252
                                                                     ----------
TOTAL CONSUMER STAPLES--8.08%                                         5,524,233
                                                                     ----------
ENERGY--
ENERGY EQUIPMENT & SERVICES--3.70%
Baker Hughes Inc.                                           12,600      603,792
Noble Corp.                                                 11,700      494,442
Schlumberger Ltd.                                           15,300      934,830
Transocean Ltd.*                                             2,700      215,514
Weatherford International Ltd.*                             16,920      282,395
                                                                     ----------
                                                                      2,530,973
OIL, GAS & CONSUMABLE FUELS--8.56%
Anadarko Petroleum Corp.                                     9,540      669,040
BP PLC ADR                                                  10,530      560,301
Chevron Corp.                                               14,782    1,068,739
El Paso Corp.                                               41,220      431,573
Exxon Mobil Corp.                                           40,500    2,632,500
Royal Dutch Shell PLC, ADR                                   9,000      492,660
                                                                     ----------
                                                                      5,854,813
                                                                     ----------
TOTAL ENERGY--12.26%                                                  8,385,786
                                                                     ----------
EXCHANGE TRADED FUNDS--
Powershares QQQ                                            103,000    4,610,280
SPDR Trust Series 1                                          7,000      775,320
                                                                     ----------
                                                                      5,385,600
                                                                     ----------
TOTAL EXCHANGE TRADED FUNDS--7.87%                                    5,385,600
                                                                     ----------
FINANCIALS--
CAPITAL MARKETS--3.27%
Bank of New York Mellon Corp.                               18,450      526,194
Charles Schwab Corp. (The)                                  26,460      484,483
Goldman Sachs Group, Inc. (The)                              3,600      562,860
Morgan Stanley                                              13,500      380,430
State Street Corp.                                           6,300      282,933
                                                                     ----------
                                                                      2,236,900
COMMERCIAL BANKS--2.76%
PNC Financial Services Group, Inc.                          16,200      870,912
U.S. Bancorp                                                18,000      442,980
Wells Fargo & Co.                                           21,131      577,722
                                                                     ----------
                                                                      1,891,614
CONSUMER FINANCE--0.87%
American Express Co.                                         4,500      171,855
Discover Financial Services                                  6,750       92,138
NYSE Euronext                                               12,450      328,431
                                                                     ----------
                                                                        592,424

                                                           SHARES       VALUE
DIVERSIFIED FINANCIAL SERVICES--1.41%
Bank of America Corp.                                       17,367   $  289,334
Citigroup Inc.                                              34,700      117,980
JPMorgan Chase & Co.                                        13,298      558,117
                                                                     ----------
                                                                        965,431
INSURANCE--2.44%
Allstate Corp. (The)                                         5,670      177,187
Aspen Insurance Holdings Ltd.                                9,315      263,242
Brown & Brown, Inc.                                         11,160      187,265
Hartford Financial Services
   Group, Inc. (The)                                         7,560      184,237
Principal Financial Group, Inc.                              8,100      188,001
Prudential Financial, Inc.                                   7,650      400,936
RenaissanceRe Holdings Ltd.                                  4,860      269,050
                                                                     ----------
                                                                      1,669,918
                                                                     ----------
TOTAL FINANCIALS--10.75%                                              7,356,287
                                                                     ----------
HEALTH CARE--
BIOTECHNOLOGY--4.49%
Amgen Inc.*                                                  5,400      305,694
Celgene Corp.*                                              16,560      985,651
Facet Biotech Corp.*                                         2,628       43,073
Genzyme Corp.*                                              10,800      617,760
Gilead Sciences, Inc.*                                      21,600    1,028,376
PDL BioPharma Inc.                                          13,140       91,980
                                                                     ----------
                                                                      3,072,534
HEALTH EQUIPMENT & SUPPLIES--2.05%
Covidien PLC                                                 4,185      205,567
Given Imaging Ltd.                                          33,300      580,419
Hologic, Inc.*                                              16,200      279,450
Varian Medical Systems, Inc.*                                6,840      334,955
                                                                     ----------
                                                                      1,400,391
HEALTH CARE PROVIDERS & SERVICES--0.85%
DaVita, Inc.*                                                4,523      278,662
UnitedHealth Group Inc.                                      9,000      304,740
                                                                     ----------
                                                                        583,402
LIFE SCIENCES TOOLS & SERVICES--0.42%
Thermo Fisher Scientific, Inc.*                              5,965      290,913
PHARMACEUTICALS--6.01%
Abbott Laboratories                                         12,510      679,043
Cephalon, Inc.*                                              7,125      489,274
Endo Pharmaceuticals Holdings Inc.*                         10,305      234,439
Eli Lilly & Co.                                             37,080    1,273,327
Merck & Co. Inc.                                            34,200    1,261,296
Pfizer Inc.                                                  9,751      171,130
                                                                     ----------
                                                                      4,108,509
                                                                     ----------
TOTAL HEALTH CARE--13.82%                                             9,455,749
                                                                     ----------
INDUSTRIALS--
AEROSPACE & DEFENSE--5.96%
Boeing Co. (The)                                             9,000      568,440
Goodrich Corp.                                              18,000    1,181,340
Honeywell International Inc.                                13,050      524,088
Northrop Grumman Corp.                                       3,600      220,536
Rockwell Collins, Inc.                                      11,700      658,476
United Technologies Corp.                                   13,500      926,775
                                                                     ----------
                                                                      4,079,655
AIR FREIGHT & LOGISTICS--1.40%
FedEx Corp.                                                  4,230      358,535
United Parcel Service, Inc. (Class B)                       10,260      602,672
                                                                     ----------
                                                                        961,207
CONSTRUCTION & ENGINEERING--0.26%
Cemex SAB de C.V. ADR*                                      18,720      178,963
INDUSTRIAL CONGLOMERATES--3.06%
3M Co.                                                       9,000      721,350
General Electric Co.                                        75,825    1,217,749
Tyco International Ltd.                                      4,185      150,911
                                                                     ----------
                                                                      2,090,010
MACHINERY--2.76%
Barnes Group Inc.                                            8,640      138,758
Caterpillar Inc.                                             6,750      385,088
Danaher Corp.                                               18,400    1,361,048
                                                                     ----------
                                                                      1,884,894
                                                                     ----------
TOTAL INDUSTRIALS--13.44%                                             9,194,729
                                                                     ----------
INFORMATION TECHNOLOGY--
COMMUNICATIONS EQUIPMENT--5.28%
Cisco Systems, Inc.*                                        76,050    1,850,297
Harris Corp.                                                11,790      533,144
Nokia ADR                                                   30,690      413,394
QUALCOMM Inc.                                               13,500      495,315
Research In Motion Ltd.*                                     4,500      318,960
                                                                     ----------
                                                                      3,611,110

                                                          SHARES       VALUE
COMPUTERS & PERIPHERALS--5.76%
Apple Inc.*                                                 6,475   $ 1,324,914
EMC Corp.*                                                 27,720       484,823
Hewlett-Packard Co.                                        18,450       937,075
International Business Machines Corp.                       9,360     1,190,218
                                                                    -----------
                                                                      3,937,030
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.38%
Agilent Technologies, Inc.*                                 8,370       263,320
INFORMATION TECHNOLOGY SERVICES--0.26%
Amdocs Ltd.*                                                6,008       174,713
INTERNET SOFTWARE & SERVICES--0.31%
Akamai Technologies, Inc.*                                  8,190       215,397
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.64%
Analog Devices, Inc.                                       14,040       410,530
Intel Corp.                                                45,000       923,850
KLA-Tencor Corp.                                           10,440       304,117
Linear Technology Corp.                                    13,680       371,686
Marvell Technology Group Ltd.*                             13,050       252,126
Maxim Integrated Products, Inc.                            12,240       226,685
                                                                    -----------
                                                                      2,488,994
SOFTWARE--4.86%
Intuit Inc.*                                               22,320       722,275
Microsoft Corp.                                            39,960     1,145,254
Oracle Corp.                                               59,130     1,457,554
                                                                    -----------
                                                                      3,325,083
                                                                     ----------
TOTAL INFORMATION TECHNOLOGY--20.49%                                 14,015,647
                                                                     ----------
MATERIALS--
CHEMICALS--2.11%
Monsanto Co.                                                3,488       246,427
PPG Industries, Inc.                                       16,200       996,948
Praxair, Inc.                                               2,700       202,878
                                                                    -----------
                                                                      1,446,253
CONTAINERS & PACKAGING--0.31%
Sealed Air Corp.                                           10,395       212,370
                                                                     ----------
TOTAL MATERIALS--2.42%                                                1,658,623
                                                                     ----------
TELECOMMUNICATION SERVICES--
DIVERSIFIED TELECOMMUNICATION SERVICES--1.98%
AT&T Inc.                                                  24,300       602,883
Verizon Communications Inc.                                25,920       749,866
                                                                    -----------
                                                                      1,352,749
WIRELESS TELECOMMUNICATION SERVICES--0.24%
Rogers Communications, Inc. (Class B)                       5,040       166,471
                                                                    -----------
TOTAL TELECOMMUNICATION
   SERVICES--2.22%                                                    1,519,220
                                                                    -----------
UTILITIES--
ELECTRIC UTILITIES--1.35%
Allegheny Energy, Inc.                                      6,255       141,676
Ameren Corp.                                                8,100       200,151
Exelon Corp.                                                4,500       194,850
FPL Group, Inc.                                             3,600       166,932
Wisconsin Energy Corp.                                      4,500       217,935
                                                                    -----------
                                                                        921,544
MULTI-UTILITIES--0.82%
Dominion Resources, Inc.                                    9,000       341,910
Sempra Energy                                               4,500       221,265
                                                                    -----------
                                                                        563,175
                                                                    -----------
TOTAL UTILITIES--2.17%                                                1,484,719
                                                                    -----------
TOTAL COMMON STOCK--98.88%
   (Cost $68,566,499)                                                67,645,139
                                                                    -----------
MONEY MARKET FUND
SM&R Money Market Fund, 0.00% (a)                         616,688       616,688
                                                                    -----------
TOTAL MONEY MARKET FUND--0.90%
   (Cost $616,688)                                                      616,688
                                                                    -----------
TOTAL INVESTMENTS--99.78%
   (Cost $69,183,187)                                                68,261,827
CASH AND OTHER ASSETS,
   LESS LIABILITIES--0.22%                                              148,620
                                                                    -----------
NET ASSETS--100.00%                                                 $68,410,447
                                                                    ===========

*--Non-income producing securities

ABBREVIATIONS

ADR--American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS

(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2010. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Growth Fund are affiliated by having the same investment adviser.

See notes to financial statements.

                                SECTOR WEIGHTINGS
                                       BY
                                TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary        5.37%
Consumer Staples              8.09%
Energy                       12.28%
Exchange Traded Funds         7.89%
Financials                   10.78%
Health Care                  13.85%
Industrials                  13.47%
Information Technology       20.53%
Materials                     2.43%
Miscellaneous                 0.90%
Telecommunication Services    2.23%
Utilities                     2.18%

STATEMENT OF ASSETS AND LIABILITIES February 28, 2010 (Unaudited)

SM&R GROWTH FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $68,566,499)     $67,645,139
Investment in affiliated money market fund (Cost $616,688)                  616,688
                                                                        -----------
   Total investments (Cost $69,183,187)                                  68,261,827
Prepaid expenses                                                             32,258
Receivable for:
   Capital stock sold                                                         1,392
   Dividends                                                                157,221
   Expense reimbursement                                                      1,368
Other assets                                                                 93,408
                                                                        -----------
TOTAL ASSETS                                                             68,547,474
                                                                        -----------
LIABILITIES
Capital stock reacquired                                                     39,348
Payable to investment adviser for fund expenses                              38,912
Accrued:
   Investment advisory fees                                                  38,714
   Administrative service fees                                               12,904
   Distribution fees                                                          3,146
Other liabilities                                                             4,003
                                                                        -----------
TOTAL LIABILITIES                                                           137,027
                                                                        -----------
NET ASSETS                                                              $68,410,447
                                                                        ===========
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                              $74,256,672
Undistributed net investment income                                          94,913
Accumulated net realized loss on investments                             (5,019,778)
Net unrealized depreciation of investments                                 (921,360)
                                                                        -----------
Net Assets                                                              $68,410,447
                                                                        ===========
NET ASSETS:
Class A                                                                 $ 2,890,978
                                                                        -----------
Class B                                                                 $   758,462
                                                                        -----------
Class T                                                                 $64,761,007
                                                                        -----------
   TOTAL NET ASSETS                                                     $68,410,447
                                                                        ===========
CAPITAL STOCK ($.01 PAR VALUE PER SHARE):
Class A:
   Authorized                                                            50,000,000
   Outstanding                                                              882,365
                                                                        -----------
Class B:
   Authorized                                                            25,000,000
   Outstanding                                                              237,583
                                                                        -----------
Class T:
   Authorized                                                            95,000,000
   Outstanding                                                           19,330,843
                                                                        -----------
Class A:
   Net asset value and redemption price per share                       $      3.28
   Offering price per share: (Net assets value of $3.28 / 95%)          $      3.45
                                                                        -----------
Class B:
   Net asset value and offering price per share                         $      3.19
                                                                        -----------
Class T:
   Net asset value and redemption price per share                       $      3.35
   Offering price per share: (Net assets value of $3.35 / 94.25%)       $      3.55
                                                                        -----------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2010 (Unaudited)

SM&R GROWTH FUND

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $2,682)                        $  649,973
Interest                                                                        518
Interest from affiliated money market fund                                       11
                                                                         ----------
TOTAL INVESTMENT INCOME                                                     650,502
                                                                         ----------
EXPENSES
Investment advisory fees                                                    250,618
Administrative service fees                                                  83,539
Professional fees                                                            14,207
Custody and transaction fees                                                  5,869
Directors' fees and expenses                                                  4,829
Compliance expenses                                                           4,586
Qualification fees
   Class A                                                                    2,902
   Class B                                                                    2,761
   Class T                                                                   10,688
Shareholder reporting expenses
   Class A                                                                    1,031
   Class B                                                                      290
   Class T                                                                   22,277
Distribution fees
   Class A                                                                    3,507
   Class B                                                                    2,895
Insurance expenses                                                           16,648
Other Expenses                                                                   11
                                                                         ----------
TOTAL EXPENSES                                                              426,658
LESS EXPENSES REIMBURSED                                                     (7,427)
                                                                         ----------
NET EXPENSES                                                                419,231
                                                                         ----------
INVESTMENT INCOME--NET                                                      231,271
                                                                         ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                         176,831
   Change in unrealized depreciation of investments                       5,376,134
                                                                         ----------
NET GAIN ON INVESTMENTS                                                   5,552,965
                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $5,784,236
                                                                         ==========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

SM&R GROWTH FUND

                                                                       (UNAUDITED)
                                                                     SIX MONTHS ENDED    YEAR ENDED
                                                                       FEBRUARY 28,       AUGUST 31
                                                                     ----------------   ------------
                                                                           2010             2009
                                                                     ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income--net                                              $   231,271      $    794,722
   Net realized gain (loss) on investments                                 176,831        (5,162,692)
   Change in unrealized appreciation (depreciation) of investments       5,376,134       (11,795,096)
                                                                       -----------      ------------
   Net increase (decrease) in net assets resulting from operations       5,784,236       (16,163,066)
                                                                       -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
      Class A                                                              (10,364)          (34,520)
      Class B                                                               (1,564)           (6,097)
      Class T                                                             (254,452)         (771,949)
   Capital gains
      Class A                                                               (1,447)         (189,345)
      Class B                                                                 (406)          (68,710)
      Class T                                                              (31,981)       (3,923,457)
                                                                       -----------      ------------
      Total distributions to shareholders                                 (300,214)       (4,994,078)
                                                                       -----------      ------------
CAPITAL SHARE TRANSACTIONS--NET
      Class A                                                              (53,575)          (96,381)
      Class B                                                              (91,614)         (241,787)
      Class T                                                           (1,509,543)        1,451,100
                                                                       -----------      ------------
      Total capital share transactions--net                             (1,654,732)        1,112,932
                                                                       -----------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  3,829,290       (20,044,212)
NET ASSETS
   Beginning of Period                                                  64,581,157        84,625,369
                                                                       -----------      ------------
   End of Period                                                       $68,410,447      $ 64,581,157
                                                                       ===========      ============
Undistributed Net Investment Income                                    $    94,913      $    130,022
                                                                       ===========      ============

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R GROWTH FUND

                                                                                    CLASS A SHARES
                                                            ----------------------------------------------------------
                                                            (UNAUDITED)
                                                                SIX
                                                               MONTHS
                                                               ENDED
                                                            FEBRUARY 28,            YEAR ENDED AUGUST 31,
                                                            ------------  --------------------------------------------
                                                                2010        2009       2008      2007    2006    2005
                                                            ------------  -------    -------    ------  ------  ------
Net asset value, beginning of Period                           $ 3.02     $  4.06    $  4.83    $ 4.31  $ 4.09  $ 3.79
Income (loss) from investment operations
      Investment income--net                                       --        0.04       0.04      0.02    0.01    0.04
      Net realized and unrealized gain (loss) on investments     0.27       (0.83)     (0.64)     0.67    0.23    0.30
                                                               ------     -------    -------    ------  ------  ------
         Total from investment operations                        0.27       (0.79)     (0.60)     0.69    0.24    0.34
Less distributions
      Investment income--net                                    (0.01)      (0.04)     (0.05)    (0.02)  (0.02)  (0.04)
      Capital gains                                                --       (0.21)     (0.12)    (0.15)     --      --
                                                               ------     -------    -------    ------  ------  ------
         Total distributions                                    (0.01)      (0.25)     (0.17)    (0.17)  (0.02)  (0.04)
                                                               ------     -------    -------    ------  ------  ------
Net asset value, end of Period                                 $ 3.28     $  3.02    $  4.06    $ 4.83  $ 4.31  $ 4.09
                                                               ======     =======    =======    ======  ======  ======
Total return (1)                                                 9.05%**   (18.56)%   (12.73)%   16.16%   6.00%   9.05%
                                                               ======     =======    =======    ======  ======  ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of Period (000's omitted)                      $2,891     $ 2,716    $ 3,786    $5,698  $5,620  $6,154
Ratio of expenses with reimbursement to average net
   assets (2)                                                    1.36%*      1.36%      1.36%     1.36%   1.36%   1.36%
Ratio of expenses without reimbursement to average
   net assets                                                    1.66%*      1.67%      1.63%     1.47%   1.66%   1.69%
Ratio of net investment income to average net assets             0.58%*      1.22%      1.03%     0.34%   0.52%   1.03%
Portfolio turnover rate                                          3.00%      11.84%     11.15%    23.79%  56.05%  24.18%

                                                                                    CLASS B SHARES
                                                            ------------------------------------------------------------
                                                            (UNAUDITED)
                                                                SIX
                                                               MONTHS
                                                               ENDED
                                                            FEBRUARY 28,               YEAR ENDED AUGUST 31,
                                                            ------------  ----------------------------------------------
                                                                2010        2009       2008      2007      2006    2005
                                                            ------------  -------    -------    ------    ------  ------
Net asset value, beginning of Period                           $ 2.95     $  3.97    $  4.73    $ 4.22    $ 4.00  $ 3.72
Income (loss) from investment operations
      Investment income (loss)--net                             (0.02)      (0.04)     (0.05)    (0.04)       --    0.02
      Net realized and unrealized gain (loss) on investments     0.27       (0.75)     (0.57)     0.70      0.23    0.29
                                                               ------     -------    -------    ------    ------  ------
         Total from investment operations                        0.25       (0.79)     (0.62)     0.66      0.23    0.31
Less distributions
      Investment income--net                                    (0.01)      (0.02)     (0.02)       --     (0.01)  (0.03)
      Capital gains                                                --       (0.21)     (0.12)    (0.15)       --      --
                                                               ------     -------    -------    ------    ------  ------
         Total distributions                                    (0.01)      (0.23)     (0.14)    (0.15)    (0.01)  (0.03)
                                                               ------     -------    -------    ------    ------  ------
Net asset value, end of Period                                 $ 3.19     $  2.95    $  3.97    $ 4.73    $ 4.22  $ 4.00
                                                               ======     =======    =======    ======    ======  ======
Total return (1)                                                 8.41%**   (19.01)%   (13.37)%   15.89%     5.71%   8.27%
                                                               ======     =======    =======    ======    ======  ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of Period (000's omitted)                      $  758     $   786    $ 1,423    $2,863    $3,218  $3,456
Ratio of expenses with reimbursement to average net
   assets (2)                                                    1.86%*      1.86%      1.86%     1.86%     1.86%   1.86%
Ratio of expenses without reimbursement to average
   net assets                                                    2.67%*      2.54%      2.24%     2.03%     2.24%   2.20%
Ratio of net investment income (loss) to average
   net assets                                                    0.08%*      0.72%      0.56%    (0.17)%    0.02%   0.52%
Portfolio turnover rate                                          3.00%      11.84%     11.15%    23.79%    56.05%  24.18%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 1.36% for Class A and 1.86% for Class B until December 31, 2010.

See notes to financial statements.

                                                                                         CLASS T SHARES
                                                            ---------------------------------------------------------------
                                                            (UNAUDITED)
                                                                SIX
                                                               MONTHS
                                                               ENDED
                                                            FEBRUARY 28,                  YEAR ENDED AUGUST 31,
                                                            ------------   -----------------------------------------------
                                                                2010         2009      2008        2007     2006     2005
                                                            ------------   -------    -------    -------  -------  --------
Net asset value, beginning of Period                           $ 3.09      $  4.14    $  4.95    $  4.40  $  4.17  $   3.87
Income (loss) from investment operations
      Investment income--net                                     0.01         0.04       0.06       0.03     0.03      0.05
      Net realized and unrealized gain (loss) on investments     0.26        (0.84)     (0.69)      0.70     0.23      0.30
                                                               ------      -------    -------    -------  -------  --------
         Total from investment operations                        0.27        (0.80)     (0.63)      0.73     0.26      0.35
Less distributions
      Investment income--net                                    (0.01)       (0.04)     (0.06)     (0.03)   (0.03)    (0.05)
      Capital gains                                                --        (0.21)     (0.12)     (0.15)      --        --
                                                               ------      -------    -------    -------  -------  --------
         Total distributions                                    (0.01)       (0.25)     (0.18)     (0.18)   (0.03)    (0.05)
                                                               ------      -------    -------    -------  -------  --------
Net asset value, end of Period                                 $ 3.35      $  3.09    $  4.14    $  4.95  $  4.40  $   4.17
                                                               ======      =======    =======    =======  =======  ========
Total return (1)                                                 8.89%**    (18.36)%   (13.11)%    16.73%    6.28%     9.01%
                                                               ======      =======    =======    =======  =======  ========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of Period (000's omitted)                     $64,761      $61,080    $79,417    $98,760  $93,937  $101,643
Ratio of expenses with reimbursement to average
   net assets                                                    1.24%*       1.25%      1.15%      1.12%    1.18%     1.19%
Ratio of expenses without reimbursement to average
   net assets                                                    1.24%*       1.26%      1.15%      1.12%    1.18%     1.19%
Ratio of net investment income to average net assets             0.70%*       1.34%      1.27%      0.58%    0.70%     1.20%
Portfolio turnover rate                                          3.00%       11.84%     11.15%     23.79%   56.05%    24.18%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2010 (Unaudited)

SM&R EQUITY INCOME FUND

COMMON STOCKS

                                                           SHARES       VALUE
CONSUMER DISCRETIONARY--
HOTELS, RESTAURANTS & LEISURE--2.29%
McDonald's Corp.                                            11,000   $  702,350
Starwood Hotels & Resorts
   Worldwide, Inc.                                          18,000      696,600
                                                                     ----------
                                                                      1,398,950
HOUSEHOLD DURABLES--1.36%
Newell Rubbermaid Inc.                                      20,000      275,000
Tupperware Brands Corp.                                     12,000      560,760
                                                                     ----------
                                                                        835,760
MEDIA--0.95%
CBS Corp. (Class B)                                         17,900      232,521
Walt Disney Co. (The)                                       11,100      346,764
                                                                     ----------
                                                                        579,285
MULTILINE RETAIL--1.05%
J.C. Penney Co., Inc.                                       16,800      463,344
Target Corp.                                                 3,500      180,320
                                                                     ----------
                                                                        643,664
SPECIALTY RETAIL--2.48%
Foot Locker, Inc.                                           22,000      285,340
Limited Brands, Inc.                                        34,000      751,740
Home Depot Inc. (The)                                       15,400      480,480
                                                                     ----------
                                                                      1,517,560
                                                                     ----------
TOTAL CONSUMER DISCRETIONARY--8.13%                                   4,975,219
                                                                     ----------
CONSUMER STAPLES--
BEVERAGES--2.48%
Coca-Cola Co. (The)                                         14,500      764,440
PepsiCo, Inc.                                               12,000      749,640
                                                                     ----------
                                                                      1,514,080
FOOD PRODUCTS--4.05%
ConAgra Foods, Inc.                                         31,000      758,260
H.J. Heinz Co.                                              14,000      642,600
Kraft Foods Inc. (Class A)                                  17,000      483,310
McCormick & Co., Inc. (b)                                   16,000      593,760
                                                                     ----------
                                                                      2,477,930
FOOD & STAPLES RETAILING--1.41%
Wal-Mart Stores, Inc.                                       16,000      865,120
HOUSEHOLD PRODUCTS--4.40%
Colgate-Palmolive Co.                                        8,675      719,504
Kimberly-Clark Corp.                                        12,000      728,880
Procter & Gamble Co. (The)                                  19,650    1,243,452
                                                                     ----------
                                                                      2,691,836
PERSONAL PRODUCTS--1.06%
Alberto-Culver Co.                                           9,000      249,480
Avon Products, Inc.                                         13,000      395,720
                                                                     ----------
                                                                        645,200
TOBACCO--1.27%
Lorillard, Inc.                                              5,000      365,200
Philip Morris International Inc.                             8,375      410,208
                                                                     ----------
                                                                        775,408
                                                                     ----------
TOTAL CONSUMER STAPLES--14.67%                                        8,969,574
                                                                     ----------
ENERGY--
ENERGY EQUIPMENT & SERVICES--1.85%
Baker Hughes Inc.                                            6,850      328,252
Schlumberger Ltd.                                            8,000      488,800
Weatherford International Ltd.*                             19,000      317,110
                                                                     ----------
                                                                      1,134,162
OIL, GAS & CONSUMABLE FUELS--10.95%
Anadarko Petroleum Corp.                                    10,000      701,300
Boardwalk Pipeline Partners, L.P.                           14,500      798,150
BP PLC ADR                                                  15,000      434,130
Chevron Corp.                                               13,101      947,202
Enterprise Products Partners L.P.                           12,800      419,328
Exxon Mobil Corp.                                           28,000    1,820,000
Plains All American Pipeline, L.P.                           7,000      387,870
Royal Dutch Shell PLC, ADR                                  14,000      766,360
Spectra Energy Corp.                                        19,300      420,740
                                                                     ----------
                                                                      6,695,080
                                                                     ----------
TOTAL ENERGY--12.80%                                                  7,829,242
                                                                     ----------
FINANCIALS--
CAPITAL MARKETS--1.80%
Charles Schwab Corp. (The)                                  24,000      439,440
Morgan Stanley                                              13,250      373,385
State Street Corp.                                           6,400      287,424
                                                                     ----------
                                                                      1,100,249
COMMERCIAL BANKS--3.40%
Comerica Inc.                                                8,500      306,680
PNC Financial Services Group, Inc.                          10,219      549,373
U.S. Bancorp                                                23,000      566,030
Wells Fargo & Co.                                           24,000      656,160
                                                                     ----------
                                                                      2,078,243
CONSUMER FINANCE--0.52%
NYSE Euronext                                               12,000      316,560
DIVERSIFIED FINANCIAL SERVICES--3.72%
Bank of America Corp.                                       47,000      783,020

                                                           SHARES      VALUE
Citigroup Inc.                                             68,400   $   232,560
JPMorgan Chase & Co.                                       30,000     1,259,100
                                                                    -----------
                                                                      2,274,680
INSURANCE--5.70%
Allstate Corp. (The)                                        8,000       250,000
Arthur J. Gallagher & Co.                                  14,000       332,220
Aspen Insurance Holdings Ltd.                              20,825       588,514
Marsh & McLennan Companies, Inc.                           13,600       315,792
Principal Financial Group, Inc.                            17,050       395,731
Prudential Financial, Inc.                                 12,225       640,712
RenaissanceRe Holdings Ltd.                                 6,000       332,160
Travelers Companies, Inc. (The)                            12,000       631,080
                                                                    -----------
                                                                      3,486,209
REAL ESTATE INVESTMENT TRUSTS--4.69%
AvalonBay Communities, Inc.                                 3,301       268,767
Boston Properties Inc.                                      3,700       251,341
BRE Properties, Inc.                                        8,600       289,906
Duke Realty Corp.                                          12,000       133,200
HCP, Inc.                                                   7,000       201,460
Health Care REIT, Inc.                                      4,500       190,620
Liberty Property Trust                                     11,300       349,509
Mack-Cali Realty Corp.                                      6,000       201,240
National Retail Properties Inc.                             9,000       190,980
ProLogis                                                    6,000        77,340
Simon Property Group, Inc.                                  4,183       327,487
Weingarten Realty Investors                                19,000       391,210
                                                                    -----------
                                                                      2,873,060
THRIFTS & MORTGAGE FINANCE--0.43%
New York Community Bancorp, Inc.                           15,000       232,350
TrustCo Bank Corp NY                                        5,000        30,250
                                                                    -----------
                                                                        262,600
                                                                    -----------
TOTAL FINANCIALS--20.26%                                             12,391,601
                                                                    -----------
HEALTH CARE--
BIOTECHNOLOGY--0.69%
Genzyme Corp.*                                              4,000       228,800
Gilead Sciences, Inc.*                                      4,000       190,440
                                                                    -----------
                                                                        419,240
HEALTH EQUIPMENT & SUPPLIES--0.30%
Covidien PLC                                                3,750       184,200
PHARMACEUTICALS--9.20%
Abbott Laboratories                                        13,500       732,780
Eli Lilly & Co.                                            22,000       755,480
Johnson & Johnson                                          26,000     1,638,000
Merck & Co. Inc.                                           24,000       885,120
Pfizer Inc.                                                92,005     1,614,688
                                                                    -----------
                                                                      5,626,068
                                                                    -----------
TOTAL HEALTH CARE--10.19%                                             6,229,508
                                                                    -----------
INDUSTRIALS--
AEROSPACE & DEFENSE--2.53%
Boeing Co. (The)                                            6,500       410,540
Northrop Grumman Corp.                                      4,000       245,040
United Technologies Corp.                                  13,000       892,450
                                                                    -----------
                                                                      1,548,030
AIR FREIGHT & LOGISTICS--0.77%
United Parcel Service, Inc. (Class B)                       8,000       469,920
COMMERCIAL SERVICES & SUPPLIES--0.85%
Pitney Bowes Inc.                                          13,000       297,700
Sovran Self Storage, Inc.                                   7,000       222,110
                                                                    -----------
                                                                        519,810
INDUSTRIAL CONGLOMERATES--3.83%
3M Co.                                                     10,200       817,530
General Electric Co.                                       86,500     1,389,190
Tyco International Ltd.                                     3,750       135,225
                                                                    -----------
                                                                      2,341,945
MACHINERY--0.27%
Barnes Group Inc.                                          10,500       168,630
MARINE--0.42%
Seaspan Corp.                                              25,000       255,500
ROAD & RAIL--0.53%
Union Pacific Corp.                                         4,775       321,692
                                                                    -----------
TOTAL INDUSTRIALS--9.20%                                              5,625,527
                                                                    -----------
INFORMATION TECHNOLOGY--
COMMUNICATIONS EQUIPMENT--1.42%
Harris Corp.                                               12,750       576,555
Nokia ADR                                                   8,000       107,760
QUALCOMM Inc.                                               5,075       186,202
                                                                    -----------
                                                                        870,517
COMPUTERS & PERIPHERALS--2.18%
Diebold, Inc.                                              11,000       318,560
International Business Machines Corp.                       8,000     1,017,280
                                                                    -----------
                                                                      1,335,840
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.40%
Tyco Electronics Ltd.                                       9,450       242,204

                                                           SHARES      VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.97%
Intel Corp.                                                45,000   $   923,850
Linear Technology Corp.                                    11,000       298,870
Taiwan Semiconductor Manufacturing
   Company Ltd.                                            28,200       274,950
Texas Instruments Inc.                                     13,100       319,378
                                                                    -----------
                                                                      1,817,048
SOFTWARE--2.11%
Microsoft Corp.                                            45,000     1,289,700
                                                                    -----------
TOTAL INFORMATION TECHNOLOGY--9.08%                                   5,555,309
                                                                    -----------
MATERIALS--
CHEMICALS--2.04%
E. I. du Pont de Nemours and Co.                            6,100       205,692
PPG Industries, Inc.                                        7,200       443,088
Praxair, Inc.                                               2,700       202,878
Sensient Technologies Corp.                                15,000       396,300
                                                                    -----------
                                                                      1,247,958
METALS & MINING--0.33%
Alcoa Inc.                                                 15,000       199,500
PAPER & FOREST PRODUCTS--0.43%
Potlatch Corp.                                              8,000       264,160
                                                                    -----------
TOTAL MATERIALS--2.80%                                                1,711,618
                                                                    -----------
TELECOMMUNICATION SERVICES--
DIVERSIFIED TELECOMMUNICATION SERVICES--4.55%
AT&T Inc.                                                  48,000     1,190,880
Frontier Communications Corp.                              20,000       155,800
Verizon Communications Inc.                                36,000     1,041,480
Windstream Corp.                                           39,000       395,070
                                                                    -----------
                                                                      2,783,230
WIRELESS TELECOMMUNICATION SERVICES--0.51%
Rogers Communications, Inc. (Class B)                       9,500       313,785
                                                                    -----------
TOTAL TELECOMMUNICATION
   SERVICES--5.06%                                                    3,097,015
                                                                    -----------
UTILITIES--
ELECTRIC UTILITIES--4.63%
Allegheny Energy, Inc.                                      5,000       113,250
Ameren Corp.                                               10,900       269,339
Consolidated Edison, Inc.                                  11,000       470,250
Duke Energy Corp.                                          33,000       539,550
FPL Group, Inc.                                             6,500       301,405
PPL Corp.                                                   3,950       112,496
Pinnacle West Capital Corp.                                11,000       400,510
Progress Energy, Inc.                                       8,000       306,320
Southern Co.                                               10,000       317,700
                                                                    -----------
                                                                      2,830,820
GAS UTILITIES--1.14%
Nicor Inc.                                                  7,000       291,550
NiSource Inc.                                              27,000       405,540
                                                                    -----------
                                                                        697,090
MULTI-UTILITIES--0.80%
DTE Energy Co.                                              8,000       347,360
Sempra Energy                                               2,875       141,364
                                                                    -----------
                                                                        488,724
                                                                    -----------
TOTAL UTILITIES--6.57%                                                4,016,634
                                                                    -----------
TOTAL COMMON STOCK--98.76%
   (Cost $62,872,991)                                                60,401,247
                                                                    -----------
MONEY MARKET FUND
SM&R Money Market Fund, 0.00% (a)                         258,670       258,670
                                                                    -----------
TOTAL MONEY MARKET FUND--0.42%
   (Cost $258,670)                                                      258,670
                                                                    -----------
TOTAL INVESTMENTS--99.18%
   (Cost $63,131,661)                                                60,659,917
CASH AND OTHER ASSETS,
   LESS LIABILITIES--0.82%                                              498,917
                                                                    -----------
NET ASSETS--100.00%                                                 $61,158,834
                                                                    ===========

*--Non-income producing securities

ABBREVIATIONS

ADR--American Depositary Receipt

NOTE TO SCHEDULE OF INVESTMENTS

(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2010. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Equity Income Fund are affiliated by having the same investment adviser.

(b)  Non-voting shares

See notes to financial statements.

                                SECTOR WEIGHTINGS
                                       BY
                                TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary        8.20%
Consumer Staples             14.79%
Energy                       12.91%
Financials                   20.42%
Health Care                  10.27%
Industrials                   9.27%
Information Technology        9.16%
Materials                     2.82%
Miscellaneous                 0.43%
Telecommunication Services    5.11%
Utilities                     6.62%

STATEMENT OF ASSETS AND LIABILITIES February 28, 2010 (Unaudited)

SM&R EQUITY INCOME FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $62,872,991)   $60,401,247
Investment in affiliated money market fund (Cost $258,670)                258,670
                                                                      -----------
   Total investments (Cost $63,131,661)                                60,659,917
Prepaid expenses                                                           29,869
Receivable for:
   Investment securities sold                                             265,674
   Capital stock sold                                                      11,883
   Dividends                                                              216,832
   Expense reimbursement                                                    2,423
Other assets                                                               62,734
                                                                      -----------
TOTAL ASSETS                                                           61,249,332
                                                                      -----------
LIABILITIES
Capital stock reacquired                                                    1,405
Payable to investment adviser for fund expenses                            30,514
Accrued:
   Investment advisory fees                                                34,685
   Administrative service fees                                             11,562
   Distribution fees                                                        6,509
Other liabilities                                                           5,823
                                                                      -----------
TOTAL LIABILITIES                                                          90,498
                                                                      -----------
NET ASSETS                                                            $61,158,834
                                                                      ===========
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                            $68,744,035
Undistributed net investment income                                       246,565
Accumulated net realized loss on investments                           (5,360,022)
Net unrealized depreciation of investments                             (2,471,744)
                                                                      -----------
Net Assets                                                            $61,158,834
                                                                      ===========
NET ASSETS:
Class A                                                               $ 5,703,848
                                                                      -----------
Class B                                                               $ 1,664,098
                                                                      -----------
Class T                                                               $53,790,888
                                                                      -----------
   TOTAL NET ASSETS                                                   $61,158,834
                                                                      ===========
CAPITAL STOCK ($.01 PAR VALUE PER SHARE):
Class A:
   Authorized                                                          50,000,000
   Outstanding                                                            382,477
                                                                      -----------
Class B:
   Authorized                                                          25,000,000
   Outstanding                                                            116,066
                                                                      -----------
Class T:
   Authorized                                                          75,000,000
   Outstanding                                                          3,437,003
                                                                      -----------
Class A:
   Net asset value and redemption price per share                     $     14.91
   Offering price per share: (Net assets value of $14.91 / 95%)       $     15.70
                                                                      -----------
Class B:
   Net asset value and offering price per share                       $     14.34
                                                                      -----------
Class T:
   Net asset value and redemption price per share                     $     15.65
   Offering price per share: (Net assets value of $15.65 / 94.25%)    $     16.61
                                                                      -----------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2010 (Unaudited)

SM&R EQUITY INCOME FUND

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $4,143)                   $   991,824
Interest                                                                    157
Interest from affiliated money market fund                                    8
                                                                    -----------
TOTAL INVESTMENT INCOME                                                 991,989
                                                                    -----------
EXPENSES
Investment advisory fees                                                224,480
Administrative service fees                                              74,827
Professional fees                                                        13,312
Custody and transaction fees                                              6,118
Directors' fees and expenses                                              4,832
Compliance expenses                                                       4,156
Qualification fees
   Class A                                                                3,881
   Class B                                                                3,613
   Class T                                                                9,340
Shareholder reporting expenses
   Class A                                                                1,321
   Class B                                                                  503
   Class T                                                               13,783
Distribution fees
   Class A                                                                6,749
   Class B                                                                6,394
Insurance expenses                                                       14,612
Other Expenses                                                               10
                                                                    -----------
TOTAL EXPENSES                                                          387,931
LESS EXPENSES REIMBURSED                                                (13,948)
                                                                    -----------
NET EXPENSES                                                            373,983
                                                                    -----------
INVESTMENT INCOME--NET                                                  618,006
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                                  (1,596,981)
   Change in unrealized depreciation of investments                   6,113,012
                                                                    -----------
NET GAIN ON INVESTMENTS                                               4,516,031
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 5,134,037
                                                                    ===========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

SM&R EQUITY INCOME FUND

                                                                       (UNAUDITED)
                                                                     SIX MONTHS ENDED    YEAR ENDED
                                                                       FEBRUARY 28,      AUGUST 31
                                                                     ----------------   ------------
                                                                           2010             2009
                                                                     ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income--net                                              $   618,006      $  1,738,837
   Net realized loss on investments                                     (1,596,981)       (3,750,821)
   Change in unrealized depreciation of investments                      6,113,012       (13,816,547)
                                                                       -----------      ------------
   Net increase (decrease) in net assets resulting from operations       5,134,037       (15,828,531)
                                                                       -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
      Class A                                                              (60,835)         (165,164)
      Class B                                                              (16,483)          (57,621)
      Class T                                                             (563,706)       (1,660,242)
   Capital gains
      Class A                                                                    0          (389,113)
      Class B                                                                    0          (169,665)
      Class T                                                                    0        (3,947,193)
                                                                       -----------      ------------
      Total distributions to shareholders                                 (641,024)       (6,388,998)
                                                                       -----------      ------------
CAPITAL SHARE TRANSACTIONS--NET
      Class A                                                              196,938          (127,502)
      Class B                                                             (234,554)         (258,754)
      Class T                                                           (1,691,856)          668,936
                                                                       -----------      ------------
      Total capital share transactions--net                             (1,729,472)          282,680
                                                                       -----------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  2,763,541       (21,934,849)
NET ASSETS
   Beginning of Period                                                  58,395,293        80,330,142
                                                                       -----------      ------------
   End of Period                                                       $61,158,834      $ 58,395,293
                                                                       ===========      ============
Undistributed Net Investment Income                                    $   246,565      $    269,583
                                                                       ===========      ============

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R EQUITY INCOME FUND

                                                                                   CLASS A SHARES
                                                            -----------------------------------------------------------
                                                            (UNAUDITED)
                                                                SIX
                                                               MONTHS
                                                               ENDED
                                                            FEBRUARY 28,              YEAR ENDED AUGUST 31,
                                                            ------------  ---------------------------------------------
                                                                2010        2009       2008       2007    2006    2005
                                                            ------------  -------    -------    -------  ------  ------
Net asset value, beginning of Period                          $13.85      $ 19.26    $ 23.40    $ 23.12  $23.22  $22.11
Income (loss) from investment operations
   Investment income--net                                       0.16         0.40       0.48       0.64    0.45    0.35
   Net realized and unrealized gain (loss) on investments       1.06        (4.20)     (2.75)      1.71    1.70    1.68
                                                              ------      -------    -------    -------  ------  ------
      Total from investment operations                          1.22        (3.80)     (2.27)      2.35    2.15    2.03
Less distributions
   Investment income--net                                      (0.16)       (0.46)     (0.53)     (0.68)  (0.40)  (0.39)
   Capital gains                                                  --        (1.15)     (1.34)     (1.39)  (1.85)  (0.53)
                                                              ------      -------    -------    -------  ------  ------
      Total distributions                                      (0.16)       (1.61)     (1.87)     (2.07)  (2.25)  (0.92)
                                                              ------      -------    -------    -------  ------  ------
Net asset value, end of Period                                $14.91      $ 13.85    $ 19.26    $ 23.40  $23.12  $23.22
                                                              ======      =======    =======    =======  ======  ======
Total return (1)                                                8.85%**    (18.71)%   (10.34)%    10.31%   9.89%   9.25%
                                                              ======      =======    =======    =======  ======  ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of Period (000's omitted)                     $5,704      $ 5,113    $ 7,150    $10,524  $9,269  $9,088
Ratio of expenses with reimbursement to average
   net assets (2)                                               1.26%*       1.26%      1.26%      1.26%   1.26%   1.26%
Ratio of expenses without reimbursement to average
   net assets                                                   1.58%*       1.59%      1.49%      1.43%   1.54%   1.50%
Ratio of net investment income to average net assets            2.05%*       3.09%      2.47%      2.57%   2.00%   1.53%
Portfolio turnover rate                                         6.08%        6.07%     11.88%     11.40%  47.59%  18.45%

                                                                                   CLASS B SHARES
                                                            -----------------------------------------------------------
                                                            (UNAUDITED)
                                                                SIX
                                                               MONTHS
                                                               ENDED
                                                            FEBRUARY 28,              YEAR ENDED AUGUST 31,
                                                            ------------  ---------------------------------------------
                                                                2010        2009       2008       2007    2006    2005
                                                            ------------  -------    -------    -------  ------  ------
Net asset value, beginning of Period                          $13.32      $ 18.58    $ 22.63    $ 22.33  $22.49  $21.46
Income (loss) from investment operations
   Investment income--net                                      (0.03)        0.22       0.15       0.40    0.29    0.23
   Net realized and unrealized gain (loss) on investments       1.18        (3.94)     (2.42)      1.84    1.69    1.61
                                                              ------      -------    -------    -------  ------  ------
      Total from investment operations                          1.15        (3.72)     (2.27)      2.24    1.98    1.84
Less distributions
   Investment income--net                                      (0.13)       (0.39)     (0.44)     (0.55)  (0.29)  (0.28)
   Capital gains                                                  --        (1.15)     (1.34)     (1.39)  (1.85)  (0.53)
                                                              ------      -------    -------    -------  ------  ------
      Total distributions                                      (0.13)       (1.54)     (1.78)     (1.94)  (2.14)  (0.81)
                                                              ------      -------    -------    -------  ------  ------
Net asset value, end of Period                                $14.34      $ 13.32    $ 18.58    $ 22.63  $22.33  $22.49
                                                              ======      =======    =======    =======  ======  ======
Total return (1)                                                8.66%**    (19.11)%   (10.72)%    10.20%   9.40%   8.64%
                                                              ======      =======    =======    =======  ======  ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of Period (000's omitted)                     $1,664      $ 1,770    $ 2,863    $ 5,373  $6,759  $7,744
Ratio of expenses with reimbursement to average
   net assets (2)                                               1.76%*       1.76%      1.76%      1.76%   1.76%   1.76%
Ratio of expenses without reimbursement to average
   net assets                                                   2.37%*       2.26%      2.09%      1.95%   2.06%   2.05%
Ratio of net investment income to average net assets            1.54%*       2.62%      1.98%      2.09%   1.45%   1.04%
Portfolio turnover rate                                         6.08%        6.07%     11.88%     11.40%  47.59%  18.45%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 1.26% for Class A and 1.76% for Class B until December 31, 2010.

See notes to financial statements.

                                                                                   CLASS T SHARES
                                                            -------------------------------------------------------------
                                                            (UNAUDITED)
                                                                SIX
                                                               MONTHS
                                                               ENDED
                                                            FEBRUARY 28,              YEAR ENDED AUGUST 31,
                                                            ------------  -----------------------------------------------
                                                                2010        2009       2008       2007     2006     2005
                                                            ------------  -------    -------    -------  -------  -------
Net asset value, beginning of Period                         $ 14.52      $ 20.10    $ 24.40    $ 23.97  $ 23.97  $ 22.77
Income (loss) from investment operations
   Investment income--net                                       0.16         0.43       0.50       0.69     0.50     0.40
   Net realized and unrealized gain (loss) on investments       1.13        (4.39)     (2.95)      1.81     1.76     1.72
                                                             -------      -------    -------    -------  -------  -------
      Total from investment operations                          1.29        (3.96)     (2.45)      2.50     2.26     2.12
Less distributions
   Investment income--net                                      (0.16)       (0.47)     (0.51)     (0.68)   (0.41)   (0.39)
   Capital gains                                                  --        (1.15)     (1.34)     (1.39)   (1.85)   (0.53)
                                                             -------      -------    -------    -------  -------  -------
      Total distributions                                      (0.16)       (1.62)     (1.85)     (2.07)   (2.26)   (0.92)
                                                             -------      -------    -------    -------  -------  -------
Net asset value, end of Period                               $ 15.65      $ 14.52    $ 20.10    $ 24.40  $ 23.97  $ 23.97
                                                             =======      =======    =======    =======  =======  =======
Total return (1)                                                8.91%**    (18.74)%   (10.35%)    10.60%   10.04%    9.35%
                                                             =======      =======    =======    =======  =======  =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of Period (000's omitted)                    $53,791      $51,512    $70,316    $89,034  $90,698  $95,744
Ratio of expenses to average net assets                         1.23%*       1.24%      1.14%      1.12%    1.15%    1.14%
Ratio of net investment income to average net assets            2.08%*       3.13%      2.58%      2.72%    2.09%    1.66%
Portfolio turnover rate                                         6.08%*       6.07%     11.88%     11.40%   47.59%   18.45%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2010 (Unaudited)

SM&R BALANCED FUND

COMMON STOCKS

                                                            SHARES      VALUE
CONSUMER DISCRETIONARY--
HOTELS, RESTAURANTS & LEISURE--1.39%
McDonald's Corp.                                             2,500   $  159,625
Starwood Hotels & Resorts
   Worldwide, Inc.                                           3,000      116,100
Wyndham Worldwide Corp.                                      1,020       23,450
                                                                     ----------
                                                                        299,175
HOUSEHOLD DURABLES--0.24%
Newell Rubbermaid Inc.                                       3,800       52,250
MEDIA--0.99%
CBS Corp. (Class B)                                          2,000       25,980
Walt Disney Co. (The)                                        6,000      187,440
                                                                     ----------
                                                                        213,420
MULTILINE RETAIL--1.51%
J.C. Penney Co., Inc.                                        4,025      111,010
Target Corp.                                                 4,150      213,808
                                                                     ----------
                                                                        324,818
SPECIALTY RETAIL--3.19%
Bed Bath & Beyond Inc.*                                      2,000       83,220
Best Buy Co., Inc.                                           3,000      109,500
Foot Locker, Inc.                                            4,800       62,256
Limited Brands, Inc.                                         7,600      168,036
Lowe's Companies, Inc.                                       5,800      137,518
Home Depot Inc. (The)                                        4,100      127,920
                                                                     ----------
                                                                        688,450
                                                                     ----------
TOTAL CONSUMER DISCRETIONARY--7.32%                                   1,578,113
                                                                     ----------
CONSUMER STAPLES--
BEVERAGES--1.67%
Coca-Cola Co. (The)                                          3,500      184,520
PepsiCo, Inc.                                                2,800      174,916
                                                                     ----------
                                                                        359,436
FOOD PRODUCTS--1.64%
ConAgra Foods, Inc.                                          2,050       50,143
H.J. Heinz Co.                                               2,825      129,667
Kraft Foods Inc. (Class A)                                   3,500       99,505
McCormick & Co., Inc. (c)                                    2,000       74,220
                                                                     ----------
                                                                        353,535
FOOD & STAPLES RETAILING--1.47%
CVS Caremark Corp.                                           3,000      101,250
Wal-Mart Stores, Inc.                                        4,000      216,280
                                                                     ----------
                                                                        317,530
HOUSEHOLD PRODUCTS--2.56%
Colgate-Palmolive Co.                                        1,475      122,337
Kimberly-Clark Corp.                                         2,200      133,628
Procter & Gamble Co. (The)                                   4,700      297,416
                                                                     ----------
                                                                        553,381
PERSONAL PRODUCTS--0.66%
Alberto-Culver Co.                                           1,800       49,896
Avon Products, Inc.                                          3,050       92,842
                                                                     ----------
                                                                        142,738
TOBACCO--0.91%
Lorillard, Inc.                                              1,300       94,952
Philip Morris International Inc.                             2,050      100,409
                                                                     ----------
                                                                        195,361
                                                                     ----------
TOTAL CONSUMER STAPLES--8.91%                                         1,921,981
                                                                     ----------
ENERGY--
ENERGY EQUIPMENT & SERVICES--1.76%
Baker Hughes Inc.                                            1,825       87,454
Schlumberger Ltd.                                            2,200      134,420
Transocean Ltd.*                                               900       71,838
Weatherford International Ltd.*                              5,200       86,788
                                                                     ----------
                                                                        380,500
OIL, GAS & CONSUMABLE FUELS--6.92%
Anadarko Petroleum Corp.                                     4,000      280,520
BP PLC ADR                                                   3,500      186,235
Chevron Corp.                                                3,051      220,587
Exxon Mobil Corp.                                            9,000      585,000
Royal Dutch Shell PLC, ADR                                   3,000      164,220
Spectra Energy Corp.                                         2,525       55,045
                                                                     ----------
                                                                      1,491,607
                                                                     ----------
TOTAL ENERGY--8.68%                                                   1,872,107
                                                                     ----------
FINANCIALS--
CAPITAL MARKETS--2.89%
Bank of New York Mellon Corp.                                4,350      124,062
Charles Schwab Corp. (The)                                   5,600      102,536
Goldman Sachs Group, Inc. (The)                              1,150      179,803
Morgan Stanley                                               5,000      140,900
State Street Corp.                                           1,700       76,347
                                                                     ----------
                                                                        623,648
COMMERCIAL BANKS--1.91%
PNC Financial Services Group, Inc.                           3,000      161,280
U.S. Bancorp                                                 5,000      123,050
Wells Fargo & Co.                                            4,716      128,935
                                                                     ----------
                                                                        413,265

                                                            SHARES      VALUE
CONSUMER FINANCE--0.70%
Discover Financial Services                                  5,375   $   73,369
NYSE Euronext                                                2,925       77,162
                                                                     ----------
                                                                        150,531
DIVERSIFIED FINANCIAL SERVICES--2.26%
Bank of America Corp.                                       10,000      166,600
Citigroup Inc.                                              14,500       49,300
JPMorgan Chase & Co.                                         6,500      272,805
                                                                     ----------
                                                                        488,705
INSURANCE--3.33%
Allstate Corp. (The)                                         2,300       71,875
Aspen Insurance Holdings Ltd.                                4,125      116,572
Hartford Financial Services
  Group, Inc. (The)                                          1,375       33,509
Principal Financial Group, Inc.                              3,850       89,359
Prudential Financial, Inc.                                   3,000      157,230
RenaissanceRe Holdings Ltd.                                  1,700       94,112
Travelers Companies, Inc. (The)                              2,950      155,140
                                                                     ----------
                                                                        717,797
REAL ESTATE INVESTMENT TRUSTS--0.13%
Host Hotels & Resorts Inc.                                   2,312       27,073
                                                                     ----------
TOTAL FINANCIALS--11.22%                                              2,421,019
                                                                     ----------
HEALTH CARE--
BIOTECHNOLOGY--1.73%
Amgen Inc.*                                                  1,300       73,593
Celgene Corp.*                                               2,575      153,264
Genzyme Corp.*                                               1,300       74,360
Gilead Sciences, Inc.*                                       1,500       71,415
                                                                     ----------
                                                                        372,632
HEALTH CARE PROVIDERS & SERVICES--1.24%
DaVita, Inc.*                                                  925       56,989
Patterson Companies Inc.*                                    1,500       44,520
UnitedHealth Group Inc.                                      2,050       69,413
WellPoint Inc.*                                              1,550       95,899
                                                                     ----------
                                                                        266,821
HEALTH EQUIPMENT & SUPPLIES--0.64%
Covidien PLC                                                   900       44,208
Hologic, Inc.*                                               1,750       30,188
Varian Medical Systems, Inc.*                                1,300       63,661
                                                                     ----------
                                                                        138,057
LIFE SCIENCES TOOLS & SERVICES--0.34%
Thermo Fisher Scientific, Inc.*                              1,525       74,374
PHARMACEUTICALS--5.90%
Abbott Laboratories                                          2,500      135,700
Cephalon, Inc.*                                              1,675      115,022
Eli Lilly & Co.                                              3,850      132,209
Endo Pharmaceuticals Holdings Inc.*                          1,750       39,812
Johnson & Johnson                                            5,000      315,000
Merck & Co. Inc.                                             5,300      195,464
Pfizer Inc.                                                 19,334      339,312
                                                                     ----------
                                                                      1,272,519
                                                                     ----------
TOTAL HEALTH CARE--9.85%                                              2,124,403
                                                                     ----------
INDUSTRIALS--
AEROSPACE & DEFENSE--3.05%
Boeing Co. (The)                                             2,075      131,057
General Dynamics Corp.                                       1,300       94,315
Goodrich Corp.                                               1,700      111,571
L-3 Communications Holdings, Inc.                              900       82,278
Northrop Grumman Corp.                                       1,200       73,512
Rockwell Collins, Inc.                                       1,225       68,943
United Technologies Corp.                                    1,400       96,110
                                                                     ----------
                                                                        657,786
AIR FREIGHT & LOGISTICS--0.83%
FedEx Corp.                                                    875       74,165
United Parcel Service, Inc. (Class B)                        1,775      104,264
                                                                     ----------
                                                                        178,429
COMMERCIAL SERVICES & SUPPLIES--0.18%
Pitney Bowes Inc.                                            1,725       39,502
INDUSTRIAL CONGLOMERATES--2.33%
3M Co.                                                       1,925      154,289
General Electric Co.                                        19,750      317,185
Tyco International Ltd.                                        900       32,454
                                                                     ----------
                                                                        503,928
MACHINERY--1.44%
Barnes Group Inc.                                            2,000       32,120
Caterpillar Inc.                                             1,100       62,755
Danaher Corp.                                                1,000       73,970
Illinois Tool Works Inc.                                     1,800       81,936
Ingersoll-Rand Co. Ltd. (Class A)                            1,900       60,629
                                                                     ----------
                                                                        311,410
MARINE--0.11%
Seaspan Corp.                                                2,250       22,995
ROAD & RAIL--0.40%
Union Pacific Corp.                                          1,275       85,897
                                                                     ----------
TOTAL INDUSTRIALS--8.34%                                              1,799,947
                                                                     ----------

                                                           SHARES       VALUE
INFORMATION TECHNOLOGY--
COMMUNICATIONS EQUIPMENT--2.90%
Cisco Systems, Inc.*                                       10,225   $   248,774
Harris Corp.                                                2,300       104,006
Nokia ADR                                                   6,500        87,555
QUALCOMM Inc.                                               3,000       110,070
Research In Motion Ltd.*                                    1,050        74,424
                                                                    -----------
                                                                        624,829
COMPUTERS & PERIPHERALS--4.40%
Apple Inc.*                                                 1,500       306,930
EMC Corp.*                                                  6,000       104,940
Hewlett-Packard Co.                                         4,500       228,555
International Business Machines Corp.                       2,425       308,363
                                                                    -----------
                                                                        948,788
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.58%
Agilent Technologies, Inc.*                                 2,000        62,920
Tyco Electronics Ltd.                                       2,400        61,512
                                                                    -----------
                                                                        124,432
INFORMATION TECHNOLOGY SERVICES--0.42%
Amdocs Ltd.*                                                1,550        45,074
Global Payments Inc.                                        1,075        46,021
                                                                    -----------
                                                                         91,095
INTERNET SOFTWARE & SERVICES--0.23%
Akamai Technologies, Inc.*                                  1,900        49,970
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.02%
Intel Corp.                                                11,000       225,830
Linear Technology Corp.                                     2,000        54,340
Taiwan Semiconductor Manufacturing                          7,450        72,637
Texas Instruments Inc.                                      3,400        82,892
                                                                    -----------
                                                                        435,699
SOFTWARE--3.29%
Electronic Arts Inc.*                                       1,500        24,870
Microsoft Corp.                                            17,000       487,220
Oracle Corp.                                                8,000       197,200
                                                                    -----------
                                                                        709,290
                                                                    -----------
TOTAL INFORMATION TECHNOLOGY--13.84%                                  2,984,103
                                                                    -----------
MATERIALS--
CHEMICALS--1.65%
E. I. du Pont de Nemours and Co.                            1,550        52,266
International Flavors & Fragrances Inc.                       900        37,899
Monsanto Co.                                                  875        61,819
PPG Industries, Inc.                                          900        55,386
Praxair, Inc.                                                 675        50,719
Sensient Technologies Corp.                                 3,700        97,754
                                                                    -----------
                                                                        355,843
METALS & MINING--0.18%
Nucor Corp.                                                   700        28,980
United States Steel Corp.                                     200        10,588
                                                                    -----------
                                                                         39,568
PAPER & FOREST PRODUCTS--0.11%
MeadWestvaco Corp.                                          1,000        22,940
                                                                    -----------
TOTAL MATERIALS--1.94%                                                  418,351
                                                                    -----------
TELECOMMUNICATION SERVICES--
DIVERSIFIED TELECOMMUNICATION SERVICES--2.37%
AT&T Inc.                                                  11,325       280,973
Verizon Communications Inc.                                 5,450       157,669
Windstream Corp.                                            7,100        71,923
                                                                    -----------
                                                                        510,565
WIRELESS TELECOMMUNICATION SERVICES--0.44%
American Tower Corp. (Class A)*                             1,250        53,325
Rogers Communications, Inc. (Class B)                       1,300        42,939
                                                                    -----------
                                                                         96,264
                                                                    -----------
TOTAL TELECOMMUNICATION
   SERVICES--2.81%                                                      606,829
                                                                    -----------
UTILITIES--
ELECTRIC UTILITIES--1.89%
Allegheny Energy, Inc.                                      1,600        36,240
Ameren Corp.                                                3,000        74,130
CenterPoint Energy, Inc.                                    2,000        26,760
Duke Energy Corp.                                           2,000        32,700
Exelon Corp.                                                1,400        60,620
FPL Group, Inc.                                             1,100        51,007
NRG Energy, Inc.*                                           1,250        27,300
PPL Corp.                                                     925        26,344
Southern Co.                                                2,300        73,071
                                                                    -----------
                                                                        408,172
MULTI-UTILITIES--0.16%
Sempra Energy                                                 675        33,190
                                                                    -----------
TOTAL UTILITIES--2.05%                                                  441,362
                                                                    -----------
TOTAL COMMON STOCK--74.96%
   (Cost $16,444,623)                                                16,168,215
                                                                    -----------

U S GOVERNMENT                                              FACE
AGENCY SECURITIES--                                        AMOUNT       VALUE
U S GOVERNMENT AGENCY SECURITIES--0.01%
Federal Home Loan Mortgage Corp.,
   Pool #284839, 8.50%, 01/01/17                          $  2,245   $    2,474
                                                                     ----------
TOTAL U S GOVERNMENT AGENCY
   SECURITIES--0.01%
   (Cost $2,225)                                                          2,474
                                                                     ----------
CORPORATE BONDS
CONSUMER DISCRETIONARY--
DIVERSIFIED CONSUMER SERVICES--2.13%
Hertz Corp., 7.40%, 03/01/11                               455,000      459,550
                                                                     ----------
TOTAL CONSUMER DISCRETIONARY--2.13%                                     459,550
                                                                     ----------
FINANCIALS--
CAPITAL MARKETS--5.00%
Ameriprise Financial, Inc.,
   5.65%, 11/15/15                                         500,000      547,525
Goldman Sachs Group Inc. (The),
   5.30%, 02/14/12                                         500,000      531,173
                                                                     ----------
                                                                      1,078,698
INSURANCE--2.33%
Mony Group Inc. (The),
   8.35%, 03/15/10 (b)                                     500,000      501,083
                                                                     ----------
TOTAL FINANCIALS--7.33%                                               1,579,781
                                                                     ----------
INDUSTRIALS--
ELECTRICAL EQUIPMENT--2.50%
Emerson Electric Co.,
   5.25%, 10/15/18                                         500,000      539,856
                                                                     ----------
TOTAL INDUSTRIALS--2.50%                                                539,856
                                                                     ----------
MATERIALS--
CONSTRUCTION MATERIALS--2.48%
Vulcan Materials, 6.40%, 11/30/17                          500,000      534,657
                                                                     ----------
TOTAL MATERIALS--2.48%                                                  534,657
                                                                     ----------
TOTAL CORPORATE BONDS--14.44%
   (Cost $2,910,339)                                                  3,113,844
                                                                     ----------

MONEY MARKET FUND
                                                           SHARES       VALUE
SM&R Money Market Fund,
   0.00% (a)                                            2,051,931   $ 2,051,931
                                                                    -----------
TOTAL MONEY MARKET FUND--9.51%
   (Cost $2,051,931)                                                  2,051,931
                                                                    -----------
TOTAL INVESTMENTS--98.92%
   (Cost $21,409,118)                                                21,336,464
CASH AND OTHER ASSETS,
   LESS LIABILITIES--1.08%                                              232,235
                                                                    -----------
NET ASSETS--100.00%                                                 $21,568,699
                                                                    ===========

*--Non-income producing securities

ABBREVIATIONS

ADR--American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS

(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2010. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Balanced Fund are affiliated by having the same investment adviser.

(b)  Long term obligations that will mature in less than one year.

(c)  Non-voting shares

See notes to financial statements.

                                SECTOR WEIGHTINGS
                                       BY
                                TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary        9.54%
Consumer Staples              9.01%
Energy                        8.77%
Financials                   18.75%
Health Care                   9.96%
Industrials                  10.97%
Information Technology       13.99%
Materials                     4.47%
Miscellaneous                 9.62%
Telecommunication Services    2.84%
U S Government                0.01%
Utilities                     2.07%

STATEMENT OF ASSETS AND LIABILITIES February 28, 2010 (Unaudited)

SM&R BALANCED FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $19,357,187)   $19,284,533
Investment in affiliated money market fund (Cost $2,051,931)            2,051,931
                                                                      -----------
   Total investments(Cost $21,409,118)                                 21,336,464
Prepaid expenses                                                           19,715
Receivable for:
   Investment securities sold                                             130,810
   Capital stock sold                                                         421
   Dividends                                                               46,920
   Interest                                                                61,582
   Expense reimbursement                                                    3,093
Other assets                                                               16,122
                                                                      -----------
TOTAL ASSETS                                                           21,615,127
                                                                      -----------
LIABILITIES
Capital stock reacquired                                                    9,874
Payable to investment adviser for fund expenses                            17,031
Accrued:
   Investment advisory fees                                                12,186
   Administrative service fees                                              4,062
   Distribution fees                                                        3,275
                                                                      -----------
TOTAL LIABILITIES                                                          46,428
                                                                      -----------
NET ASSETS                                                            $21,568,699
                                                                      ===========
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                            $22,533,833
Undistributed net investment income                                        47,360
Accumulated net realized loss on investments                             (939,840)
Net unrealized depreciation of investments                                (72,654)
                                                                      -----------
Net Assets                                                            $21,568,699
                                                                      ===========
NET ASSETS:
Class A                                                               $ 2,902,419
                                                                      -----------
Class B                                                               $   844,676
                                                                      -----------
Class T                                                               $17,821,604
                                                                      -----------
   TOTAL NET ASSETS                                                   $21,568,699
                                                                      ===========
CAPITAL STOCK ($.01 PAR VALUE PER SHARE):
Class A:
   Authorized                                                          50,000,000
   Outstanding                                                            208,941
                                                                      -----------
Class B:
   Authorized                                                          25,000,000
   Outstanding                                                             60,144
                                                                      -----------
Class T:
   Authorized                                                          25,000,000
   Outstanding                                                          1,229,630
                                                                      -----------
Class A:
   Net asset value and redemption price per share                     $     13.89
   Offering price per share: (Net assets value of $13.89 / 95%)       $     14.62
                                                                      -----------
Class B:
   Net asset value and offering price per share                       $     14.04
                                                                      -----------
Class T:
   Net asset value and redemption price per share                     $     14.49
   Offering price per share: (Net assets value of $14.49 / 94.25%)    $     15.37
                                                                      -----------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2010 (Unaudited)

SM&R BALANCED FUND

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $863)        $  179,881
Interest                                                  108,103
Interest from affiliated money market fund                     13
                                                       ----------
TOTAL INVESTMENT INCOME                                   287,997
                                                       ----------
EXPENSES
Investment advisory fees                                   78,299
Administrative service fees                                26,100
Professional fees                                           5,777
Custody and transaction fees                                4,614
Directors' fees and expenses                                4,830
Compliance expenses                                         1,442
Qualification fees
   Class A                                                  3,348
   Class B                                                  2,438
   Class T                                                  8,083
Shareholder reporting expenses
   Class A                                                    510
   Class B                                                    177
   Class T                                                  3,141
Distribution fees
   Class A                                                  3,516
   Class B                                                  3,183
Insurance expenses                                          5,204
Other Expenses                                                  9
                                                       ----------
TOTAL EXPENSES                                            150,671
LESS EXPENSES REIMBURSED                                  (16,863)
                                                       ----------
NET EXPENSES                                              133,808
                                                       ----------
INVESTMENT INCOME--NET                                    154,189
                                                       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                       (61,708)
   Change in unrealized depreciation of investments     1,322,875
                                                       ----------
NET GAIN ON INVESTMENTS                                 1,261,167
                                                       ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $1,415,356
                                                       ==========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R BALANCED FUND

                                                                       (UNAUDITED)
                                                                     SIX MONTHS ENDED    YEAR ENDED
                                                                       FEBRUARY 28,      AUGUST 31
                                                                     ----------------   -----------
                                                                           2010            2009
                                                                     ----------------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income--net                                              $   154,189      $   479,657
   Net realized loss on investments                                        (61,708)        (878,129)
   Change in unrealized appreciation (depreciation) of investments       1,322,875       (2,793,131)
                                                                       -----------      -----------
   Net increase (decrease) in net assets resulting from operations       1,415,356       (3,191,603)
                                                                       -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
      Class A                                                              (24,127)         (69,576)
      Class B                                                               (5,514)         (20,312)
      Class T                                                             (143,991)        (418,878)
   Capital gains
      Class A                                                                    0         (143,495)
      Class B                                                                    0          (49,091)
      Class T                                                                    0         (828,203)
                                                                       -----------      -----------
      Total distributions to shareholders                                 (173,632)      (1,529,555)
                                                                       -----------      -----------
CAPITAL SHARE TRANSACTIONS--NET
      Class A                                                              (30,893)         241,152
      Class B                                                             (115,725)         (85,747)
      Class T                                                             (176,114)         539,107
                                                                       -----------      -----------
      Total capital share transactions--net                               (322,732)         694,512
                                                                       -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    918,992       (4,026,646)
NET ASSETS
   Beginning of Period                                                  20,649,707       24,676,353
                                                                       -----------      -----------
   End of Period                                                       $21,568,699      $20,649,707
                                                                       ===========      ===========
Undistributed Net Investment Income                                    $    47,360      $    66,803
                                                                       ===========      ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the Periods indicated.

SM&R BALANCED FUND

                                                                                   CLASS A SHARES
                                                            --------------------------------------------------------
                                                            (UNAUDITED)
                                                                SIX
                                                               MONTHS
                                                               ENDED
                                                            FEBRUARY 28,              YEAR ENDED AUGUST 31,
                                                            ------------  ------------------------------------------
                                                                2010        2009       2008    2007    2006    2005
                                                            ------------  -------    -------  ------  ------  ------
Net asset value, beginning of Period                           $13.11     $ 16.28    $18.37   $17.91  $18.19  $17.60
Income (loss) from investment operations
   Investment income--net                                        0.09        0.32      0.29     0.36    0.32    0.35
   Net realized and unrealized gain (loss) on investments        0.80       (2.45)    (1.72)    1.57    0.50    0.65
                                                               ------     -------    -------  ------  ------  ------
      Total from investment operations                           0.89       (2.13)    (1.43)    1.93    0.82    1.00
Less distributions
   Investment income--net                                       (0.11)      (0.34)    (0.33)   (0.37)  (0.31)  (0.35)
   Capital gains                                                   --       (0.70)    (0.33)   (1.10)  (0.79)  (0.06)
                                                               ------     -------    -------  ------  ------  ------
      Total distributions                                       (0.11)      (1.04)    (0.66)   (1.47)  (1.10)  (0.41)
                                                               ------     -------    -------  ------  ------  ------
Net asset value, end of Period                                 $13.89     $ 13.11    $16.28   $18.37  $17.91  $18.19
                                                               ======     =======    =======  ======  ======  ======
Total return (1)                                                 6.84%**   (12.15)%   (8.01)%  11.09%   4.65%   5.73%
                                                               ======     =======    =======  ======  ======  ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of Period (000's omitted)                      $2,902     $ 2,768    $3,174   $4,376  $4,430  $5,030
Ratio of expenses with reimbursement to average net
   assets (2)                                                    1.30%*      1.30%     1.30%    1.30%   1.30%   1.30%
Ratio of expenses without reimbursement to average
   net assets                                                    1.73%*      1.74%     1.67%    1.54%   1.71%   1.73%
Ratio of net investment income to average net assets             1.45%*      2.49%     1.88%    1.93%   1.90%   1.85%
Portfolio turnover rate                                          5.47%      10.71%    19.79%    8.35%  21.82%  23.18%

                                                                                   CLASS B SHARES
                                                            --------------------------------------------------------
                                                            (UNAUDITED)
                                                                SIX
                                                               MONTHS
                                                               ENDED
                                                            FEBRUARY 28,              YEAR ENDED AUGUST 31,
                                                            ------------  ------------------------------------------
                                                                2010        2009       2008    2007    2006    2005
                                                            ------------  -------    -------  ------  ------  ------
Net asset value, beginning of Period                           $13.25     $ 16.47    $18.56   $18.08  $18.37  $17.78
Income (loss) from investment operations
   Investment income--net                                        0.01        0.21      0.09     0.21    0.24    0.25
   Net realized and unrealized gain (loss) on investments        0.87       (2.45)    (1.63)    1.67    0.51    0.66
                                                               ------     -------    -------  ------  ------  ------
      Total from investment operations                           0.88       (2.24)    (1.54)    1.88    0.75    0.91
Less distributions
   Investment income--net                                       (0.09)      (0.28)    (0.22)   (0.30)  (0.25)  (0.26)
   Capital gains                                                   --       (0.70)    (0.33)   (1.10)  (0.79)  (0.06)
                                                               ------     -------    -------  ------  ------  ------
      Total distributions                                       (0.09)      (0.98)    (0.55)   (1.40)  (1.04)  (0.32)
                                                               ------     -------    -------  ------  ------  ------
Net asset value, end of Period                                 $14.04     $ 13.25    $16.47   $18.56  $18.08  $18.37
                                                               ======     =======    =======  ======  ======  ======
Total return (1)                                                 6.63%**   (12.77)%   (8.48)%  10.70%   4.20%   5.15%
                                                               ======     =======    =======  ======  ======  ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of Period (000's omitted)                      $  845     $   909    $1,235   $2,171  $2,772  $3,095
Ratio of expenses with reimbursement to average
   net assets (2)                                                1.80%*      1.80%     1.80%    1.80%   1.80%   1.80%
Ratio of expenses without reimbursement to average
   net assets                                                    2.57%*      2.48%     2.31%    2.07%   2.24%   2.23%
Ratio of net investment income to average net assets             0.95%*      2.00%     1.38%    1.43%   1.40%   1.36%
Portfolio turnover rate                                          5.47%      10.71%    19.79%    8.35%  21.82%  23.18%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 1.30% for Class A and 1.80% for Class B until December 31, 2010.

See notes to financial statements.

                                                                                   CLASS T SHARES
                                                            -------------------------------------------------------------
                                                            (UNAUDITED)
                                                                SIX
                                                               MONTHS
                                                               ENDED
                                                            FEBRUARY 28,              YEAR ENDED AUGUST 31,
                                                            ------------  -----------------------------------------------
                                                                2010        2009       2008       2007     2006    2005
                                                            ------------  -------    -------    -------  -------  -------
Net asset value, beginning of Period                          $ 13.67     $ 16.94    $ 19.13    $ 18.60  $ 18.85  $ 18.21
Income (loss) from investment operations
   Investment income--net                                        0.11        0.33       0.35       0.39     0.36     0.36
   Net realized and unrealized gain (loss)
     on investments                                              0.83       (2.55)     (1.86)      1.65     0.51     0.68
                                                              -------     -------    -------    -------  -------  -------
      Total from investment operations                           0.94       (2.22)     (1.51)      2.04     0.87     1.04
Less distributions
   Investment income--net                                       (0.12)      (0.35)     (0.35)     (0.41)   (0.33)   (0.34)
   Capital gains                                                   --       (0.70)     (0.33)     (1.10)   (0.79)   (0.06)
                                                              -------     -------    -------    -------  -------  -------
      Total distributions                                       (0.12)      (1.05)     (0.68)     (1.51)   (1.12)   (0.40)
                                                              -------     -------    -------    -------  -------  -------
Net asset value, end of Period                                $ 14.49     $ 13.67    $ 16.94    $ 19.13  $ 18.60  $ 18.85
                                                              =======     =======    =======    =======  =======  =======
Total return (1)                                                 6.87%**   (12.24)%    (8.13)%    11.28%    4.79%    5.77%
                                                              =======     =======    =======    =======  =======  =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of Period (000's omitted)                     $17,822     $16,972    $20,267    $23,651  $22,373  $22,798
Ratio of expenses with reimbursement to average
   net assets                                                    1.25%*      1.25%      1.24%      1.20%    1.25%    1.24%
Ratio of expenses without reimbursement to average
   net assets                                                    1.34%*      1.35%      1.24%      1.20%    1.29%    1.24%
Ratio of net investment income to average
   net assets                                                    1.50%*      2.54%      1.93%      2.02%    1.95%    1.92%
Portfolio turnover rate                                          5.47%      10.71%     19.79%      8.35%   21.82%   23.18%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2010 (Unaudited)

SM&R GOVERNMENT BOND FUND

CORPORATE BONDS

                                                                 INTEREST/
                                                      MATURITY    STATED       FACE
                                                        DATE      RATE(%)      AMOUNT       VALUE
MATERIALS--
METALS & MINING--3.78%
Carpenter Technology Corp.                            05/15/13     6.625     $1,000,000   $ 1,046,508
                                                                                          -----------
TOTAL MATERIALS--3.78%                                                                      1,046,508
                                                                                          -----------
TOTAL CORPORATE BONDS--3.78%
   (Cost $999,771)                                                                          1,046,508
                                                                                          -----------
U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES
U S GOVERNMENT AGENCY SECURITIES--23.07%
Federal Home Loan Mortgage Corp.                      11/15/13     4.875      1,000,000     1,107,517
Federal National Mortgage Assoc. (b)                  12/15/10     4.750      1,900,000     1,965,457
Federal National Mortgage Assoc. (b)                  02/01/11     6.250      1,850,000     1,948,217
Federal National Mortgage Assoc.                      03/15/11     5.500      1,300,000     1,367,835
                                                                                          -----------
                                                                                            6,389,026
U S GOVERNMENT SECURITIES--52.08%
U S Treasury Note                                     08/31/11     4.625      1,500,000     1,592,050
U S Treasury Note                                     10/31/11     4.625      2,500,000     2,666,798
U S Treasury Note                                     11/15/12     4.000      2,000,000     2,152,500
U S Treasury Note                                     05/15/14     4.750      1,319,000     1,472,231
U S Treasury Note                                     02/15/15     4.000        600,000       650,063
U S Treasury Note                                     05/15/15     4.125      1,500,000     1,632,774
U S Treasury Bond                                     05/15/16     7.250        800,000     1,005,062
U S Treasury Bond                                     05/15/17     8.750      2,375,000     3,252,080
                                                                                          -----------
                                                                                           14,423,558
                                                                                          -----------
TOTAL U S GOVERNMENT AGENCY AND
   U S GOVERNMENT SECURITIES--75.15%
   (Cost $19,453,138)                                                                      20,812,584
                                                                                          -----------
COMMERCIAL PAPER
CONSUMER DISCRETIONARY--
AUTOMOBILES--4.96%
Toyota Motor Co.                                      03/10/10     0.170      1,375,000     1,374,929
                                                                                          -----------
TOTAL CONSUMER DISCRETIONARY--4.96%                                                         1,374,929
                                                                                          -----------
FINANCIALS--
DIVERSIFIED FINANCIAL SERVICES--4.69%
Nordea North America Inc.                             03/16/10     0.150      1,300,000     1,299,908
                                                                                          -----------
TOTAL FINANCIALS--4.69%                                                                     1,299,908
                                                                                          -----------
TOTAL COMMERCIAL PAPER--9.65%
   (Cost $2,674,837)                                                                        2,674,837
                                                                                          -----------

U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS

                                                                 INTEREST/
                                                      MATURITY     STATED       FACE
                                                        DATE      RATE(%)      AMOUNT        VALUE
U S GOVERNMENT AGENCY SECURITIES--7.22%
Federal Home Loan Bank                                03/24/10     0.090     $2,000,000   $ 1,999,875
                                                                                          -----------
TOTAL U S GOVERNMENT
   AGENCY SHORT-TERM OBLIGATIONS--7.22%
   (Cost $1,999,875)                                                                        1,999,875
                                                                                          -----------

MONEY MARKET FUND

                                                                               SHARES
SM&R Money Market Fund, 0.00% (a)                                               869,004       869,004
                                                                                          -----------
TOTAL MONEY MARKET FUND--3.14%
   (Cost $869,004)                                                                            869,004
                                                                                          -----------
TOTAL INVESTMENTS--98.94%
   (Cost $25,996,625)                                                                      27,402,808
                                                                                          -----------
CASH AND OTHER ASSETS, LESS LIABILITIES--1.06%                                                293,729
                                                                                          -----------
NET ASSETS--100.00%                                                                       $27,696,537
                                                                                          ===========

NOTES TO SCHEDULE OF INVESTMENTS:

(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2010. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Government Bond Fund are affiliated by having the same investment adviser.

(b)  Long Term obligations that will mature in less than one year.

See notes to financial statements.

                                SECTOR WEIGHTINGS
                                       BY
                                TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary    5.02%
Financials                4.74%
Materials                 3.82%
Miscellaneous             3.17%
U S Government           83.25%

STATEMENT OF ASSETS AND LIABILITIES February 28, 2010 (Unaudited)

SM&R GOVERNMENT BOND FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $25,127,621)   $ 26,533,804
Investment in affiliated money market fund (Cost $869,004)                 869,004
                                                                      ------------
   Total investments (Cost $25,996,625)                                 27,402,808
Cash and cash equivalents
Prepaid expenses                                                            23,030
Receivable for:
   Capital stock sold                                                          339
   Interest                                                                298,522
   Expense reimbursement                                                     8,140
Other assets                                                                 3,931
                                                                      ------------
TOTAL ASSETS                                                            27,736,770
                                                                      ------------
LIABILITIES
Capital stock reacquired                                                     7,058
Distribution payable                                                           321
Payable to investment adviser for fund expenses                             15,705
Accrued:
   Investment advisory fees                                                 10,592
   Administrative service fees                                               5,296
   Distribution fees                                                         1,261
                                                                      ------------
TOTAL LIABILITIES                                                           40,233
                                                                      ------------
NET ASSETS                                                            $ 27,696,537
                                                                      ============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                            $ 26,745,223
Undistributed net investment income                                              5
Accumulated net realized loss on investments                              (454,874)
Net unrealized appreciation of investments                               1,406,183
                                                                      ------------
Net Assets                                                            $ 27,696,537
                                                                      ============
NET ASSETS:
Class A                                                               $  1,253,637
                                                                      ------------
Class B                                                               $    281,153
                                                                      ------------
Class T                                                               $ 26,161,747
                                                                      ------------
   TOTAL NET ASSETS                                                   $ 27,696,537
                                                                      ============
CAPITAL STOCK ($.01 PAR VALUE PER SHARE):
Class A:
   Authorized                                                          100,001,150
   Outstanding                                                             115,066
                                                                      ------------
Class B:
   Authorized                                                          100,000,000
   Outstanding                                                              25,846
                                                                      ------------
Class T:
   Authorized                                                           23,000,000
   Outstanding                                                           2,433,972
                                                                      ------------
Class A:
   Net asset value and redemption price per share                     $      10.89
   Offering price per share: (Net assets value of $10.89 / 95.25%)    $      11.43
                                                                      ------------
Class B:
   Net asset value and offering price per share                       $      10.88
                                                                      ------------
Class T:
   Net asset value and redemption price per share                     $      10.75
   Offering price per share: (Net assets value of $10.75 / 95.5%)     $      11.26
                                                                      ------------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2010 (Unaudited)

SM&R GOVERNMENT BOND FUND

INVESTMENT INCOME
Interest                                               $472,900
Interest from affiliated money market fund                    6
                                                       --------
TOTAL INVESTMENT INCOME                                 472,906
                                                       --------
EXPENSES
Investment advisory fees                                 75,658
Administrative service fees                              37,829
Professional fees                                         7,510
Custody and transaction fees                              2,884
Directors' fees and expenses                              4,830
Compliance expenses                                       2,323
Qualification fees
   Class A                                                3,935
   Class B                                                3,081
   Class T                                               11,041
Shareholder reporting expenses
   Class A                                                   68
   Class B                                                   17
   Class T                                                1,698
Distribution fees
   Class A                                                1,529
   Class B                                                1,061
Insurance expenses                                        8,182
Other expenses                                                2
                                                       --------
TOTAL EXPENSES                                          161,648
LESS EXPENSES REIMBURSED                                (50,494)
                                                       --------
NET EXPENSES                                            111,154
                                                       --------
INVESTMENT INCOME--NET                                  361,752
                                                       --------
REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS
   Net realized Loss on investments                      (5,135)
   Change in unrealized appreciation of investments      23,280
                                                       --------
NET GAIN ON INVESTMENTS                                  18,145
                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $379,897
                                                       ========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

SM&R GOVERNMENT BOND FUND

                                                                             (UNAUDITED)
                                                                           SIX MONTHS ENDED    YEAR ENDED
                                                                              FEBRUARY 28,     AUGUST 31,
                                                                           ----------------   -----------
                                                                                 2010             2009
                                                                           ----------------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
   Investment income--net                                                    $   361,752      $   855,224
   Net realized loss on investments                                               (5,135)              --
   Change in unrealized appreciation of investments                               23,280          661,930
                                                                             -----------      -----------
   Net increase in net assets resulting from operations                          379,897        1,517,154
                                                                             -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
      Class A                                                                    (14,738)         (31,839)
      Class B                                                                     (2,698)          (9,665)
      Class T                                                                   (344,181)        (811,793)
                                                                             -----------      -----------
      Total distributions to shareholders                                       (361,617)        (853,297)
                                                                             -----------      -----------
CAPITAL SHARE TRANSACTIONS--NET
      Class A                                                                       (254)          91,127
      Class B                                                                    (25,356)        (235,145)
      Class T                                                                 (4,526,914)         862,054
                                                                             -----------      -----------
      Total capital share transactions--net                                   (4,552,524)         718,036
                                                                             -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (4,534,244)       1,381,893
NET ASSETS
   Beginning of Period                                                        32,230,781       30,848,888
                                                                             -----------      -----------
   End of Period                                                             $27,696,537      $32,230,781
                                                                             ===========      ===========
   Undistributed net investment income (accumulated net investment loss)     $         5      $      (130)
                                                                             ===========      ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R GOVERNMENT BOND FUND

                                                                             CLASS A SHARES
                                                       ---------------------------------------------------------
                                                       (UNAUDITED)
                                                       SIX MONTHS
                                                          ENDED
                                                       FEBRUARY 28,              YEAR ENDED AUGUST 31,
                                                       ------------   ------------------------------------------
                                                           2010        2009     2008     2007     2006     2005
                                                       ------------   ------   ------   ------   ------   ------
Net asset value, beginning of Period                      $10.88      $10.65   $10.40   $10.30   $10.50   $10.56
Income from investment operations
      Investment income--net                                0.13        0.29     0.36     0.42     0.36     0.25
      Net realized and unrealized gain (loss)
         on investments                                     0.01        0.23     0.25     0.10    (0.20)   (0.06)
                                                          ------      ------   ------   ------   ------   ------
         Total from investment operations                   0.14        0.52     0.61     0.52     0.16     0.19
Less distributions
      Investment income--net                               (0.13)      (0.29)   (0.36)   (0.42)   (0.36)   (0.25)
      Capital gains                                           --          --       --       --       --    (0.00)***
                                                          ------      ------   ------   ------   ------   ------
         Total distributions                               (0.13)      (0.29)   (0.36)   (0.42)   (0.36)   (0.25)
                                                          ------      ------   ------   ------   ------   ------
Net asset value, end of Period                            $10.89      $10.88   $10.65   $10.40   $10.30   $10.50
                                                          ======      ======   ======   ======   ======   ======
Total return (1)                                            1.28%**     4.91%    5.93%    5.15%    1.57%    1.93%
                                                          ======      ======   ======   ======   ======   ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of Period (000's omitted)                 $1,254      $1,252   $1,137   $1,067   $  976   $1,036
Ratio of expenses with reimbursement to average
   net assets (2)                                           0.73%*      0.73%    0.73%    0.73%    0.73%    0.73%
Ratio of expenses without reimbursement to average
   net assets                                               1.83%*      1.51%    1.76%    1.76%    2.19%    2.32%
Ratio of net investment income to average net assets        2.41%*      2.64%    3.41%    4.06%    3.46%    2.43%
Portfolio turnover rate                                     0.00%       0.00%   26.83%   50.01%   78.38%   51.35%

                                                                             CLASS B SHARES
                                                       ---------------------------------------------------------
                                                       (UNAUDITED)
                                                       SIX MONTHS
                                                          ENDED
                                                       FEBRUARY 28,              YEAR ENDED AUGUST 31,
                                                       ------------   ------------------------------------------
                                                           2010        2009     2008     2007     2006     2005
                                                       ------------   ------   ------   ------   ------   ------
Net asset value, beginning of Period                     $10.86       $10.63   $10.39   $10.29   $10.49   $10.55
Income from investment operations
      Investment income--net                               0.10         0.24     0.31     0.37     0.31     0.20
      Net realized and unrealized gain (loss)
         on investments                                    0.02         0.23     0.24     0.10    (0.20)   (0.06)
                                                         ------       ------   ------   ------   ------   ------
         Total from investment operations                  0.12         0.47     0.55     0.47     0.11     0.14
Less distributions
      Investment income--net                              (0.10)       (0.24)   (0.31)   (0.37)   (0.31)   (0.20)
      Capital gains                                          --           --       --       --       --    (0.00)***
                                                         ------       ------   ------   ------   ------   ------
         Total distributions                              (0.10)       (0.24)   (0.31)   (0.37)   (0.31)   (0.20)
                                                         ------       ------   ------   ------   ------   ------
Net asset value, end of Period                           $10.88       $10.86   $10.63   $10.39   $10.29   $10.49
                                                         ======       ======   ======   ======   ======   ======
Total return (1)                                           1.13%**      4.45%    5.31%    4.66%    1.10%    1.44%
                                                         ======       ======   ======   ======   ======   ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of Period (000's omitted)                $  281       $  306   $  529   $  588   $  696   $1,009
Ratio of expenses with reimbursement to average
   net assets (2)                                          1.23%*       1.23%    1.23%    1.23%    1.23%    1.23%
Ratio of expenses without reimbursement to average
   net assets                                              3.86%*       2.42%    2.65%    2.25%    2.55%    2.34%
Ratio of net investment income to average net assets       1.91%*       2.19%    2.93%    3.56%    2.94%    1.92%
Portfolio turnover rate                                    0.00%        0.00%   26.83%   50.01%   78.38%   51.35%

*    Ratios annualized

**   Returns are not annualized

***  Amount less than $0.01

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 0.73% for Class A and 1.23% for Class B until December 31, 2010.

See notes to financial statements.

                                                                                 CLASS T SHARES
                                                       --------------------------------------------------------------
                                                        (UNAUDITED)
                                                        SIX MONTHS
                                                          ENDED
                                                       FEBRUARY 28,                YEAR ENDED AUGUST 31,
                                                       ------------   -----------------------------------------------
                                                           2010         2009      2008      2007      2006      2005
                                                       ------------   -------   -------   -------   -------   -------
Net asset value, beginning of Period                    $ 10.74       $ 10.51   $ 10.27   $ 10.17   $ 10.36   $ 10.43
Income from investment operations
      Investment income--net                               0.13          0.29      0.36      0.41      0.35      0.25
      Net realized and unrealized gain (loss)
         on investments                                    0.01          0.23      0.24      0.10     (0.19)    (0.07)
                                                        -------       -------   -------   -------   -------   -------
         Total from investment operations                  0.14          0.52      0.60      0.51      0.16      0.18
Less distributions
      Investment income--net                              (0.13)        (0.29)    (0.36)    (0.41)    (0.35)    (0.25)
      Capital gains                                          --            --        --        --        --     (0.00)***
                                                        -------       -------   -------   -------   -------   -------
         Total distributions                              (0.13)        (0.29)    (0.36)    (0.41)    (0.35)    (0.25)
                                                        -------       -------   -------   -------   -------   -------
Net asset value, end of Period                          $ 10.75       $ 10.74   $ 10.51   $ 10.27   $ 10.17   $ 10.36
                                                        =======       =======   =======   =======   =======   =======
Total return (1)                                           1.32%**       4.94%     5.89%     5.16%     1.65%     1.84%
                                                        =======       =======   =======   =======   =======   =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of Period (000's omitted)               $26,162       $30,673   $29,183   $27,087   $26,194   $26,841
Ratio of expenses with reimbursement to average
   net assets (2)                                          0.73%*        0.73%     0.73%     0.73%     0.73%     0.73%
Ratio of expenses without reimbursement to average
   net assets                                              1.01%*        0.95%     0.93%     0.93%     0.99%     0.96%
Ratio of net investment income to average
   net assets                                              2.40%*        2.65%     3.41%     4.06%     3.47%     2.43%
Portfolio turnover rate                                    0.00%         0.00%    26.83%    50.01%    78.38%    51.35%

*    Ratios annualized

**   Returns are not annualized

***  Amount less than $0.01

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 0.73% for Class T until December 31, 2010.

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2010 (Unaudited)

SM&R MONEY MARKET FUND

COMMERCIAL PAPER

                                                                        INTEREST/
                                                             MATURITY     STATED       FACE
                                                               DATE      RATE(%)      AMOUNT        VALUE
FINANCIALS--
CONSUMER FINANCE--3.17%
Paccar Financial Corp.                                       03/12/10     0.100     $1,597,000   $ 1,596,951
DIVERSIFIED FINANCIAL SERVICES--9.19%
Metlife Funding                                              03/03/10     0.100      2,631,000     2,630,985
Nordea North America Inc.                                    03/16/10     0.150      2,004,000     2,003,875
                                                                                                 -----------
                                                                                                   4,634,860
                                                                                                 -----------
TOTAL FINANCIALS--12.36%                                                                           6,231,811
                                                                                                 -----------
INDUSTRIALS--
INDUSTRIAL CONGLOMERATES--3.03%
General Electric Co.                                         03/22/10     0.120      1,529,000     1,528,893
                                                                                                 -----------
TOTAL INDUSTRIALS--3.03%                                                                           1,528,893
                                                                                                 -----------
TOTAL COMMERCIAL PAPER--15.39%
   (Cost $7,760,704)                                                                               7,760,704
                                                                                                 -----------
U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS
U S GOVERNMENT AGENCY SECURITIES--91.32%
Federal Home Loan Bank                                       03/01/10     0.080      4,370,000     4,370,000
Federal Home Loan Bank                                       03/05/10     0.060      3,721,000     3,720,975
Federal Home Loan Bank                                       03/10/10     0.085      6,907,000     6,906,853
Federal Home Loan Bank                                       03/11/10     0.050      4,375,000     4,374,939
Federal Home Loan Bank                                       03/17/10     0.090      6,000,000     5,999,760
Federal Home Loan Bank                                       03/29/10     0.085      4,518,000     4,517,701
Federal Home Loan Mortgage Corp.                             03/09/10     0.070      5,937,000     5,936,908
Federal Home Loan Mortgage Corp.                             03/24/10     0.070      5,732,000     5,731,744
Federal Home Loan Mortgage Corp.                             03/30/10     0.110      3,465,000     3,464,693
Federal Home Loan Mortgage Corp.                             04/20/10     0.110      1,028,000     1,027,843
                                                                                                 -----------
                                                                                                  46,051,416
                                                                                                 -----------
TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS--91.32%
   (Cost $46,051,416)                                                                             46,051,416
                                                                                                 -----------
TOTAL INVESTMENTS--106.71%
   (Cost $53,812,120)                                                                             53,812,120
LIABILITIES IN EXCESS OF OTHER ASSETS--(6.71)%                                                    (3,384,770)
                                                                                                 -----------
TOTAL NET ASSETS--100.00%                                                                        $50,427,350
                                                                                                 ===========

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 28, 2010 (Unaudited)

SM&R MONEY MARKET FUND

ASSETS
Investments in unaffiliated securities, at cost and value   $   53,812,120
Cash and cash equivalents                                               87
Prepaid expenses                                                    16,508
Receivable for:
   Capital stock sold                                               28,884
   Expense reimbursement                                            27,519
Other Assets                                                         1,213
                                                            --------------
TOTAL ASSETS                                                    53,886,331
                                                            --------------
LIABILITIES
Capital stock reacquired                                         3,406,588
Payable to investment adviser for fund expenses                     14,407
Accrued:
   Investment advisory fees                                         11,724
   Administrative service fees                                      11,724
Other liabilities                                                   14,538
                                                            --------------
TOTAL LIABILITIES                                                3,458,981
                                                            --------------
NET ASSETS                                                  $   50,427,350
                                                            ==============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                  $   50,427,350
                                                            --------------
NET ASSETS                                                  $   50,427,350
                                                            ==============
SHARES OUTSTANDING ($.01 par value per share)                   50,427,350
                                                            ==============
NET ASSET VALUE                                             $         1.00
                                                            ==============
SHARES AUTHORIZED                                            3,800,000,000

STATEMENT OF OPERATIONS Six Months Ended February 28, 2010 (Unaudited)

INVESTMENT INCOME

Interest                                                         $  21,349
                                                                 ---------
TOTAL INVESTMENT INCOME                                             21,349
                                                                 ---------
EXPENSES
Investment advisory fees                                            63,896
Administrative service fees                                         63,896
Professional fees                                                   12,713
Custody and transaction fees                                         5,972
Directors' fees and expenses                                         4,883
Compliance expenses                                                  3,692
Qualification fees                                                  13,058
Shareholder reporting expenses                                       2,182
Insurance expenses                                                   9,573
                                                                 ---------
TOTAL EXPENSES                                                     179,865
LESS EXPENSES REIMBURSED                                          (159,071)
                                                                 ---------
NET EXPENSES                                                        20,794
                                                                 ---------
INVESTMENT INCOME--NET                                           $     555
                                                                 =========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

SM&R MONEY MARKET FUND

                                            (UNAUDITED)
                                          SIX MONTHS ENDED    YEAR ENDED
                                            FEBRUARY 28,      AUGUST 31,
                                          ----------------   ------------
                                                2010             2009
                                          ----------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Investment income--net                   $       555      $    426,110
                                            -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                          (555)         (426,110)
CAPITAL SHARE TRANSACTIONS--NET               9,866,361       (55,478,956)
                                            -----------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS       9,866,361       (55,478,956)
NET ASSETS
   Beginning of period                       40,560,989        96,039,945
                                            -----------      ------------
   End of period                            $50,427,350      $ 40,560,989
                                            ===========      ============

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

                                              (UNAUDITED)
                                               SIX MONTHS
                                                 ENDED
                                              FEBRUARY 28,                  YEAR ENDED AUGUST 31,
                                             -------------   ---------------------------------------------------
                                                  2010         2009         2008      2007       2006      2005
                                             -------------   -------      -------   --------   -------   -------
Net asset value, beginning of Period           $  1.00       $  1.00      $  1.00   $   1.00   $  1.00   $  1.00
Income from investment operations
      Investment income--net                      0.00***       0.00***      0.03       0.05      0.04      0.02
                                               -------       -------      -------   --------   -------   -------
         Total from investment operations         0.00***       0.00***      0.03       0.05      0.04      0.02
Less distributions
      Investment income--net                      0.00***       0.00***     (0.03)     (0.05)    (0.04)    (0.02)
                                               -------       -------      -------   --------   -------   -------
         Total distributions                      0.00***       0.00***     (0.03)     (0.05)    (0.04)    (0.02)
                                               -------       -------      -------   --------   -------   -------
Net asset value, end of Period                 $  1.00       $  1.00      $  1.00   $   1.00   $  1.00   $  1.00
                                               =======       =======      =======   ========   =======   =======
Total return                                      0.00%**^      0.46%        2.79%      4.84%     4.04%     2.03%
                                               =======       =======      =======   ========   =======   =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of Period (000's omitted)      $50,427       $40,561      $96,040   $101,585   $88,769   $76,890
Ratio of expenses with reimbursement to
   average net assets                             0.08%*(a)     0.31%(a)     0.50%      0.50%     0.50%     0.50%
Ratio of expenses without reimbursement to
   average net assets                             0.70%*        0.64%        0.60%      0.63%     0.73%     0.59%
Ratio of net investment income to average
   net assets                                     0.00%*^       0.50%        2.82%      4.74%     4.01%     1.98%

*    Ratios annualized

**   Returns are not annualized

***  Amount less than $0.01

(a) SM&R has voluntarily agreed to waive or reduce expenses in excess of the contractual limit.

^    Amount less than 0.01%

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS February 28, 2010 (Unaudited)

SM&R INVESTMENTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

SM&R Investments, Inc. (the "Company"), is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Company is comprised of the SM&R Growth Fund ("Growth Fund"), SM&R Equity Income Fund ("Equity Income Fund"), SM&R Balanced Fund ("Balanced Fund"), SM&R Government Bond Fund ("Government Bond Fund") and SM&R Money Market Fund ("Money Market Fund"). The Government Bond Fund and Money Market Fund are collectively referred to as the "Fixed Income Funds", while the Growth Fund, Equity Income Fund and Balanced Fund are referred to as the "Equity Funds".

The Growth Fund, Equity Income Fund, Balanced Fund and Government Bond Fund have adopted a Multiple Class Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Each has three single classes of shares. Class T shares are subject to an initial sales charge. The Class A shares are subject to an initial sales charge and a distribution and shareholder servicing plan ("12b-1 Plan"). The Class B shares are subject to a contingent deferred sales charge and a 12b-1 Plan.

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper and short-term obligations are stated at amortized cost, which is equivalent to value. Investments in the affiliated money market fund are valued at the net asset value per share.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

The Company records security transactions based on trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Company's understanding of the applicable country's tax rules and rates.

On a daily basis, income, unrealized and realized gains and losses, and expenses which are not class specific are allocated to each class based on their respective net assets. Class specific expenses, such as distribution expenses, are applied to the class to which they are attributed.

FEDERAL INCOME TAXES:

For federal income tax purposes, each series is treated as a separate entity. The Company intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intends to distribute substantially all of its taxab

TAX YEAR ENDING AUGUST 31, 2009   LOSS CARRYFORWARDS   EXPIRATION DATES
-------------------------------   ------------------   ----------------
Growth Fund                           $5,196,609             2017
Equity Income Fund                    $3,537,981             2017
Balanced Fund                         $  845,956             2017
Government Bond Fund                  $  167,397             2014
                                      $  282,342             2015

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

As of August 31, 2009, the Growth Fund had $5,196,609 in post-October losses which were deferred until September 1, 2009. As of August 31, 2009, the Equity Income Fund had $3,547,388 in post-October losses which were deferred until September 1, 2009. As of August 31, 2009, the Balanced Fund had $845,956 in post-October losses which were deferred until September 1, 2009. Net Capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:

Fund shares are sold in a continuous public offering at net asset value plus a sales charge, except for Class B shares of the respective funds and for the Money Market Fund. All transactions for the Money Market Fund is made at net asset value. The Company may repurchase shares at net asset value. Dividends and other distributions are recorded by the fund on the ex-dividend date and may be reinvested at net asset value.

Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These reclassifications are due to differing treatment for items such as deferral of wash sales, net operating losses and post-October capital losses.

EXPENSES:

Qualification fees, distribution fees or other expenses directly attributable to a series' class of shares are charged to that series' class operations. All other operating expenses not directly attributable to a series are prorated among all of the series based on the relative amount of each series' net assets or shareholders, and then allocated among the classes of that series.

SUBSEQUENT EVENTS:

Subsequent events have been evaluated through April 19, 2010, which is the date the financial statements were issued.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES:

Securities Management and Research, Inc. ("SM&R") is the investment adviser and principal underwriter for the Company. Investment advisory fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

EQUITY FUNDS

                                                            Investment
Growth, Equity Income and Balanced Funds
                                                            INVESTMENT
NET ASSETS                                                 ADVISORY FEE
   Not exceeding $100,000,000                                 0.750%
   Exceeding $100,000,000 but not exceeding $200,000,000      0.625%
   Exceeding $200,000,000 but not exceeding $300,000,000      0.500%
   Exceeding $300,000,000                                     0.400%
FIXED INCOME FUNDS
Government Bond Fund
   NET ASSETS
   Not exceeding $100,000,000                                  0.50%
   Exceeding $100,000,000 but not exceeding $300,000,000       0.45%
   Exceeding $300,000,000                                      0.40%
Money Market Fund
   All average daily net assets                                0.25%

ADMINISTRATIVE SERVICE FEES:

Administrative service fees paid to SM&R by the each of the series are computed as a percentage of average daily net assets as follows:

                                                           ADMINISTRATIVE
   NET ASSETS                                               SERVICE FEES
   Not exceeding $100,000,000                                   0.25%
   Exceeding $100,000,000 but not exceeding $200,000,000        0.20%
   Exceeding $200,000,000 but not exceeding $300,000,000        0.15%
   Exceeding $300,000,000                                       0.10%

SM&R has contractually agreed to reimburse the Growth Fund, Equity Income Fund, Balanced Fund and Government Bond Fund for regular operating expenses in excess of 1.25% per year of the average daily net assets, and the Money Market Fund in excess of 0.50%. Regular operating expenses include the advisory fee and administrative service fee, but do not include the distribution and shareholder servicing fee.

SM&R is waiving all or a portion of its fees due from the Money Market Fund to prevent such fund's net yield from decreasing below zero. This fee waiver, which is voluntary, may be discontinued by SM&R at any time.

Effective June 1, 2002, and until December 31, 2010, SM&R has voluntarily agreed to reimburse expenses which exceed the following percentages of each fund's average daily net assets:

                       CLASS A   CLASS B   CLASS T   UNIVERSAL
Growth Fund             1.36%     1.86%      --
Equity Income Fund      1.26%     1.76%      --
Balanced Fund           1.30%     1.80%      --
Government Bond Fund    0.73%     1.23%    0.73%

Fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, may be rescinded by SM&R at any time after December 31, 2010 without notice to investors.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES:

The Company has adopted a 12b-1 Plan, for each series, except the Money Market Fund, with respect to each series' Class A shares and Class B shares (the "Class A Plan" and the "Class B Plan", respectively and collectively, the "Plans"). The Plans permit each class a distribution fee to compensate SM&R, or enable SM&R to compensate other persons, including Distributors, for distribution costs such as service fees paid to dealers, printing and distribution of prospectuses to prospective investors, sales literature and other sales and distribution related activities. The Plans also permit a shareholder servicing fee to compensate SM&R, or enable SM&R to compensate Service Providers, for providing ongoing servicing to shareholders of the Company. These fees are computed as an annual percentage of the average daily net assets of each class of shares of a series, as follows:

GROWTH, EQUITY INCOME, BALANCED AND GOVERNMENT BOND FUNDS

                       DISTRIBUTION   SERVICE   TOTAL 12B-1
                           FEE          FEE         FEE
Class A Shares             0.25%         --        0.25%
Class B Shares             0.50%       0.25%       0.75%

For the period ended February 28, 2010, each series paid or accrued the following, as compensation under the Plans:

Growth Fund                                        6,402
Equity Income Fund                                13,143
Balanced Fund                                      6,699
Government Bond Fund                               2,590

SALES CHARGES:

During the period ended February 28, 2010, SM&R, as principal underwriter, received as sales charges on sales of capital stock of each series and made reallowances to dealers as follows:

                            SALES                SALES
                           CHARGES              CHARGES
                       RECEIVED BY SM&R   REALLOWED TO DEALERS
Growth Fund                 $11,400              $388
Equity Income Fund          $18,248              $545
Balanced Fund               $ 7,672              $  8
Government Bond Fund        $ 2,645              $  0

For the period ended February 28, 2010, SM&R received $995 for contingent deferred sales charges imposed on the redemptions of Class B shares of capital stock of the series.

SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). As of February 28, 2010, SM&R and American National had the following ownership in these series:

                                   SM&R                       AMERICAN NATIONAL          AMERICAN NATIONAL AFFILIATES
                       -----------------------------   ------------------------------   -----------------------------
                                   PERCENT OF SHARES                PERCENT OF SHARES               PERCENT OF SHARES
                        SHARES        OUTSTANDING        SHARES        OUTSTANDING        SHARES       OUTSTANDING
Growth Fund              273,565         1.34%          1,280,109          6.26%        1,798,043         8.79%
Equity Income Fund        31,331         0.80%                 --          0.00%               --         0.00%
Balanced Fund            202,294        13.50%            108,661          7.25%          364,066        24.29%
Government Bond Fund     307,313        11.94%            216,988          8.43%        1,059,692        41.15%
Money Market Fund      4,378,506         8.68%         24,815,681         49.21%        8,663,478        17.18%

The Company pays directors' fees and expenses for all the independent directors. The Company also pays the salary and other expenses of the Chief Compliance Officer.

INVESTMENTS INTO AFFILIATED MONEY MARKET FUND:

The Company has received an exemptive order issued by the Securities and Exchange Commission ("SEC") allowing the Company to sweep uninvested cash into the SM&R Money Market Fund. The SM&R Money Market Fund is one of the five funds included in the Company and is therefore considered to be affiliated. The transactions in investments in the affiliated money market fund for the period ended February 28, 2010 were:

Purchases   28,768,527
Sales       27,510,831

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

Aggregate purchases and sales of investments in securities, other than commercial paper, were as follows:

                       PURCHASES       SALES
Growth Fund            $1,983,656   $3,314,565
Equity Income Fund      3,624,302    4,714,568
Balanced Fund           1,061,351    2,045,053
Government Bond Fund           --    1,615,000

Gross unrealized appreciation and depreciation as of February 28, 2010, based on the cost for federal income tax purposes is as follows:

                                                                   NET APPRECIATION
                          COST       APPRECIATION   DEPRECIATION    (DEPRECIATION)
Growth Fund            $69,183,187    $12,384,653    $13,306,013     $  (921,360)
Equity Income Fund      63,131,661      8,949,275     11,421,019      (2,471,744)
Balanced Fund           21,409,118      2,629,838      2,702,492         (72,654)
Government Bond Fund    25,996,625      1,406,183             --       1,406,183

NOTE 4--CAPITAL STOCK

SM&R GROWTH FUND

                                                                   (UNAUDITED)
                                                                SIX MONTHS ENDED             YEAR ENDED
                                                                FEBRUARY 28, 2010          AUGUST 31, 2009
                                                            ------------------------   ------------------------
                                                              SHARES        AMOUNT       SHARES       AMOUNT
                                                            ----------   -----------   ----------   -----------
Sale of capital shares:
   Class A                                                      34,234   $   110,002      101,985   $   284,330
   Class B                                                       4,412        13,839       23,031        61,246
   Class T                                                     239,968       789,214      649,544     1,792,156
                                                            ----------   -----------   ----------   -----------
   Total sale of capital shares                                278,614       913,055      774,560     2,137,732
Investment income dividends reinvested:
   Class A                                                       3,179        10,363       13,105        34,519
   Class B                                                         464         1,475        2,284         5,839
   Class T                                                      74,183       247,029      278,135       749,173
                                                            ----------   -----------   ----------   -----------
   Total investment income dividends reinvested                 77,826       258,867      293,524       789,531
Distributions from net realized gains reinvested:
   Class A                                                         444         1,447       72,821       189,336
   Class B                                                         128           405       27,051        68,710
   Class T                                                       9,344        31,117    1,434,100     3,814,731
                                                            ----------   -----------   ----------   -----------
   Total distributions from net realized gains reinvested        9,916        32,969    1,533,972     4,072,777
                                                            ----------   -----------   ----------   -----------
Subtotals                                                      366,356     1,204,891    2,602,056     7,000,040
Redemptions of capital shares outstanding:
   Class A                                                     (54,912)     (175,387)    (221,269)     (604,566)
   Class B                                                     (34,174)     (107,333)    (144,030)     (377,582)
   Class T                                                    (776,171)   (2,576,903)  (1,746,358)   (4,904,960)
                                                            ----------   -----------   ----------   -----------
   Total redemptions of capital shares outstanding            (865,257)   (2,859,623)  (2,111,657)   (5,887,108)
                                                            ----------   -----------   ----------   -----------
Net increase (decrease) in capital shares outstanding         (498,901)  $(1,654,732)     490,399   $ 1,112,932
                                                                         ===========                ===========
Shares outstanding at beginning of period                   20,949,692                 20,459,293
                                                            ----------                 ----------
Shares outstanding at end of period                         20,450,791                 20,949,692
                                                            ==========                 ==========

SM&R EQUITY INCOME FUND

                                                                  (UNAUDITED)
                                                               SIX MONTHS ENDED             YEAR ENDED
                                                               FEBRUARY 28, 2010          AUGUST 31, 2009
                                                            -----------------------   -----------------------
                                                              SHARES       AMOUNT       SHARES       AMOUNT
                                                            ---------   -----------   ---------   -----------
Sale of capital shares:
   Class A                                                     31,638   $   463,829      45,949   $   574,696
   Class B                                                      3,275        46,318       8,030        98,841
   Class T                                                     19,679       302,529      73,030       961,661
                                                            ---------   -----------   ---------   -----------
   Total sale of capital shares                                54,592       812,676     127,009     1,635,198
Investment income dividends reinvested:
   Class A                                                      4,143        60,690      12,499       164,346
   Class B                                                      1,143        16,055       4,370        56,110
   Class T                                                     35,880       551,323     118,130     1,620,394
                                                            ---------   -----------   ---------   -----------
   Total investment income dividends reinvested                41,166       628,068     134,999     1,840,850
Distributions from net realized gains reinvested:
   Class A                                                         --            --      31,117       388,961
   Class B                                                         --            --      14,121       169,594
   Class T                                                         --            --     295,207     3,867,212
                                                            ---------   -----------   ---------   -----------
   Total distributions from net realized gains reinvested          --            --     340,445     4,425,767
                                                            ---------   -----------   ---------   -----------
Subtotals                                                      95,758     1,440,744     602,453     7,901,815
Redemptions of capital shares outstanding:
   Class A                                                    (22,508)     (327,581)    (91,705)   (1,255,505)
   Class B                                                    (21,235)     (296,927)    (47,764)     (583,299)
   Class T                                                   (165,034)   (2,545,708)   (438,806)   (5,780,331)
                                                            ---------   -----------   ---------   -----------
   Total redemptions of capital shares outstanding           (208,777)   (3,170,216)   (578,275)   (7,619,135)
                                                            ---------   -----------   ---------   -----------
Net increase (decrease) in capital shares outstanding        (113,019)  $(1,729,472)     24,178   $   282,680
                                                                        ===========               ===========
Shares outstanding at beginning of period                   4,048,565                 4,024,387
                                                            ---------                 ---------
Shares outstanding at end of period                         3,935,546                 4,048,565
                                                            =========                 =========

SM&R BALANCED FUND

                                                                  (UNAUDITED)
                                                                SIX MONTHS ENDED             YEAR ENDED
                                                               FEBRUARY 28, 2010          AUGUST 31, 2009
                                                            -----------------------   -----------------------
                                                              SHARES       AMOUNT       SHARES       AMOUNT
                                                            ---------   -----------   ---------   -----------
Sale of capital shares:
   Class A                                                      5,798   $    78,875      45,574   $   593,104
   Class B                                                        840        11,738       9,725       114,089
   Class T                                                     31,379       450,825      31,291       398,497
                                                            ---------   -----------   ---------   -----------
   Total sale of capital shares                                38,017       541,438      86,590     1,105,690
Investment income dividends reinvested:
   Class A                                                      1,766        24,127       5,753        69,576
   Class B                                                        387         5,327       1,589        19,598
   Class T                                                      9,829       140,092      32,288       406,853
                                                            ---------   -----------   ---------   -----------
   Total investment income dividends reinvested                11,982       169,546      39,630       496,027
Distributions from net realized gains reinvested:
   Class A                                                         --            --      12,620       143,495
   Class B                                                         --            --       4,265        49,091
   Class T                                                         --            --      69,073       819,206
                                                            ---------   -----------   ---------   -----------
   Total distributions from net realized gains reinvested          --            --      85,958     1,011,792
                                                            ---------   -----------   ---------   -----------
Subtotals                                                      49,999       710,984     212,178     2,613,509
Redemptions of capital shares outstanding:
   Class A                                                     (9,841)     (133,895)    (47,693)     (565,023)
   Class B                                                     (9,698)     (132,790)    (21,958)     (268,525)
   Class T                                                    (53,524)     (767,031)    (87,189)   (1,085,449)
                                                            ---------   -----------   ---------   -----------
   Total redemptions of capital shares outstanding            (73,063)   (1,033,716)   (156,840)   (1,918,997)
                                                            ---------   -----------   ---------   -----------
Net increase (decrease) in capital shares outstanding         (23,064)  $  (322,732)     55,338   $   694,512
                                                                        ===========               ===========
Shares outstanding at beginning of period                   1,521,779                 1,466,441
                                                            ---------                 ---------
Shares outstanding at end of period                         1,498,715                 1,521,779
                                                            =========                 =========

SM&R GOVERNMENT BOND FUND

                                                                 (UNAUDITED)
                                                               SIX MONTHS ENDED             YEAR ENDED
                                                               FEBRUARY 28, 2010         AUGUST 31, 2009
                                                            -----------------------   -----------------------
                                                              SHARES       AMOUNT       SHARES       AMOUNT
                                                            ---------   -----------   ---------   -----------
Sale of capital shares:
   Class A                                                      7,459   $    81,149      10,070   $   110,240
   Class B                                                        249         2,710       1,553        17,018
   Class T                                                     45,670       491,684      81,313       873,776
                                                            ---------   -----------   ---------   -----------
   Total sale of capital shares                                53,378       575,543      92,936     1,001,034
Investment income dividends reinvested:
   Class A                                                      1,321        14,385       2,916        31,784
   Class B                                                        248         2,698         876         9,531
   Class T                                                     31,883       342,640      75,124       807,995
                                                            ---------   -----------   ---------   -----------
   Total investment income dividends reinvested                33,452       359,723      78,916       849,310
                                                            ---------   -----------   ---------   -----------
Subtotals                                                      86,830       935,266     171,852     1,850,344
Redemptions of capital shares outstanding:
   Class A                                                     (8,783)      (95,788)     (4,655)      (50,897)
   Class B                                                     (2,831)      (30,764)    (24,023)     (261,694)
   Class T                                                   (500,439)   (5,361,238)    (76,114)     (819,717)
                                                            ---------   -----------   ---------   -----------
   Total redemptions of capital shares outstanding           (512,053)   (5,487,790)   (104,792)   (1,132,308)
                                                            ---------   -----------   ---------   -----------
Net increase (decrease) in capital shares outstanding        (425,223)  $(4,552,524)     67,060   $   718,036
                                                                        ===========               ===========
Shares outstanding at beginning of period                   3,000,107                 2,933,047
                                                            ---------                 ---------
Shares outstanding at end of period                         2,574,884                 3,000,107
                                                            =========                 =========

SM&R MONEY MARKET FUND

                                                                    (UNAUDITED)
                                                                  SIX MONTHS ENDED               YEAR ENDED
                                                                 FEBRUARY 28, 2010             AUGUST 31, 2009
                                                            --------------------------   ----------------------------
                                                               SHARES        AMOUNT         SHARES         AMOUNT
                                                            -----------   ------------   ------------   -------------
Sale of capital shares:                                      90,718,398   $ 90,718,398    268,304,974   $ 268,304,974
Investment income dividends reinvested                              522            522        425,345         425,345
Redemptions of capital shares outstanding                   (80,852,559)   (80,852,559)  (324,209,275)   (324,209,275)
                                                            -----------   ------------   ------------   -------------
Net increase (decrease) in capital shares outstanding         9,866,361   $  9,866,361    (55,478,956)  $ (55,478,956)
                                                                          ============                  =============
Shares outstanding at beginning of period                    40,560,989                    96,039,945
                                                            -----------                  ------------
Shares outstanding at end of period                          50,427,350                    40,560,989
                                                            ===========                  ============

NOTE 5--DISCLOSURE ABOUT FAIR VALUE OF ASSETS

Effective September 1, 2007, the Funds adopted Statement of Financial Accounting Standards (FAS) 157. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP) and expands disclosures about fair value measurement. FAS 157 requires funds to classify their assets based on valuation method, using three levels. Level 1 securities are valued based on quoted prices for identical securities in active markets that are unadjusted. Level 2 securities are valued based on external market ("significant observable") inputs, such as quoted prices for similar assets in active markets, quoted prices for identical or similar assets in non-active markets, or inputs derived from or corroborated by observable market data by correlation or other means. They reflect assumptions market participants would use in pricing based on market data obtained from independent sources. Level 3 securities are valued based on internal ("significant unobservable") inputs that are based on the funds own assumptions that market participants would use based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables present the valuation levels of the Funds' securities as of February 28, 2010:

Growth Fund

HOLDINGS                                 MARKET VALUE     LEVEL 1     LEVEL 2   LEVEL 3
--------------------------------------   ------------   -----------   -------   -------
Common Stock: Consumer Discretionary      $ 3,664,546   $ 3,664,546      $0        $0
Common Stock: Consumer Staples              5,524,233     5,524,233       0         0
Common Stock: Energy                        8,385,786     8,385,786       0         0
Common Stock: Exchange Traded Funds         5,385,600     5,385,600       0         0
Common Stock: Financials                    7,356,287     7,356,287       0         0
Common Stock: Healthcare                    9,455,749     9,455,749       0         0
Common Stock: Industrials                   9,194,729     9,194,729       0         0
Common Stock: Information Technology       14,015,647    14,015,647       0         0
Common Stock: Materials                     1,658,623     1,658,623       0         0
Common Stock: Telecomm. Services            1,519,220     1,519,220       0         0
Common Stock: Utilities                     1,484,719     1,484,719       0         0
Investments in Money Market                   616,688       616,688       0         0
                                          -----------   -----------     ---       ---
Total Growth Fund                         $68,261,827   $68,261,827      $0        $0

Equity Income Fund

HOLDINGS                                 MARKET VALUE     LEVEL 1     LEVEL 2   LEVEL 3
--------------------------------------   ------------   -----------   -------   -------
Common Stock: Consumer Discretionary      $ 4,975,219   $ 4,975,219      $0        $0
Common Stock: Consumer Staples              8,969,574     8,969,574       0         0
Common Stock: Energy                        7,829,242     7,829,242       0         0
Common Stock: Financials                   12,391,601    12,391,601       0         0
Common Stock: Healthcare                    6,229,508     6,229,508       0         0
Common Stock: Industrials                   5,625,527     5,625,527       0         0
Common Stock: Information Technology        5,555,309     5,555,309       0         0
Common Stock: Materials                     1,711,618     1,711,618       0         0
Common Stock: Telecomm. Services            3,097,015     3,097,015       0         0
Common Stock: Utilities                     4,016,634     4,016,634       0         0
Investments in Money Market                   258,670       258,670       0         0
                                          -----------   -----------     ---       ---
Total Equity Income Fund                  $60,659,917   $60,659,917      $0        $0

Balanced Fund

HOLDINGS                                 MARKET VALUE     LEVEL 1       LEVEL 2    LEVEL 3
--------------------------------------   ------------   -----------   ----------   -------
Corporate Debt Securities                 $ 3,113,844   $         0   $3,113,844      $0
Residential Mortgage Backed Securities          2,474             0        2,474       0
Common Stock: Consumer Discretionary        1,578,113     1,578,113            0       0
Common Stock: Consumer Staples              1,921,981     1,921,981            0       0
Common Stock: Energy                        1,872,107     1,872,107            0       0
Common Stock: Financials                    2,421,019     2,421,019            0       0
Common Stock: Healthcare                    2,124,403     2,124,403            0       0
Common Stock: Industrials                   1,799,947     1,799,947            0       0
Common Stock: Information Technology        2,984,103     2,984,103            0       0
Common Stock: Materials                       418,351       418,351            0       0
Common Stock: Telecomm. Services              606,829       606,829            0       0
Common Stock: Utilities                       441,362       441,362            0       0
Investments in Money Market                 2,051,931     2,051,931            0       0
                                          -----------   -----------   ----------     ---
Total Balanced Fund                       $21,336,464   $18,220,146   $3,116,318      $0

Government Fund

HOLDINGS                                 MARKET VALUE    LEVEL 1     LEVEL 2      LEVEL 3
--------                                 ------------   --------   -----------   --------
U.S. Treasury & other U.S. Gov't.
   corporations and agencies              $20,812,584   $      0   $20,812,584      $0
Corporate Debt Securities                   1,046,508          0     1,046,508       0
Commercial Paper                            4,674,712          0     4,674,712       0
Investments in Money Market                   869,004    869,004             0       0
                                          -----------   --------   -----------     ---
Total Government Fund                     $27,402,808   $869,004   $26,533,804      $0

Money Market Fund

HOLDINGS                                 MARKET VALUE   LEVEL 1     LEVEL 2     LEVEL 3
--------                                 -------------  -------   -----------   -------
U.S. Gov corporations and agencies
   Short Term                             $46,051,416     $ 0     $46,051,416      $0
Commercial Paper                            7,760,704       0       7,760,704       0
Investments in Money Market                        87      87               0       0
                                          -----------     ---     -----------     ---
Total Money Market Fund                   $53,812,207     $87     $53,812,120      $0

Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

NOTE 6--SUBSEQUENT EVENTS

On February 16, 2010, the shareholders of the SM&R Primary Fund and the SM&R Tax Free Fund approved a Plan of Liquidation whereby the Funds' assets were liquidated and the cash proceeds were distributed to shareholders after all liabilities were satisfied. The final distribution was made at the close of business on February 26, 2010.

On February 18, 2010, the Board of Directors of the Company approved, subject to the approval of each of the Agreements and Plans of Reorganization of the SM&R Funds to allow the SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund, SM&R Government Bond Fund and SM&R Money Market Fund, (together, the "Funds", each a "Fund") to transfer all of their assets in a tax-free reorganization into the Caltrust Equity Income Fund, Caltrust U.S. Government Securities Fund and Caltrust United States Treasury Trust (each an "Acquiring Fund"), each a series of the Caltrust Funds. The Agreements and Plans of Reorganization allow the SM&R Growth, SM&R Equity Income and SM&R Balanced Funds to transfer all of their assets into the Caltrust Equity Income Fund, the SM&R Government Bond Fund to transfer all of its assets into the Caltrust U.S. Government Securities Fund, and SM&R Money Market Fund to transfer all of its assets into the Caltrust United States Treasury Trust. The Board of Directors of the Funds determined that action should be taken because of the small asset size of each Fund. The Board determined that the SM&R Funds may not continue to be a competitive long-term investment option for current and potential investors. The Joint Special Meeting of Shareholders will be held on June 11, 2010.

SM&R INVESTMENTS, INC.         2450 South Shore Boulevard, League City, TX 77573

                                    DIRECTORS
                             Florentino F. Gonzalez
                               Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                             Robert V. Shattuck, Jr.
                                Donald P. Stevens
                                Steven H. Stubbs
                                Jamie G. Williams

                                    OFFICERS
                         Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
   Teresa E. Axelson, Vice President, Secretary, and Chief Compliance Officer

                         INVESTMENT ADVISER AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                    CUSTODIAN
                               Moody National Bank
                                2302 Post Office
                               Galveston, TX 77550

                                  LEGAL COUNSEL
                            Greer, Herz & Adams, LLP
                                 One Moody Plaza
                               Galveston, TX 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

               TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                    BKD, LLP
                         2800 Post Oak Blvd., Suite 3200
                                Houston, TX 77056

Form 9202-S                                                                04/10

Item 2	Code of Ethics.

	Not applicable to this semi-annual report.

Item 3	Audit Committee Financial Expert.

	Not applicable to this semi-annual report.

Item 4	Principal Accountant Fees and Services.

	Not applicable to this semi-annual report.

Item 5	Audit Committee of Listed Registrants.

	Not applicable

Item 6	Schedule of Investments.

	The Schedule of Investments is filed under Item 1 of this form.

Item 7	Disclosure of Proxy Voting Policies and Procedures for Closed-end
	Management Investment Companies.

	Not applicable

Item 8	Portfolio Managers of Closed-end Management Investment Companies.

	Not applicable

Item 9	Purchases of Equity Securities by Closed-end Management Investment
	Company and Affiliated Purchasers.

	Not applicable

Item 10	Submission of Matters to a Vote of Security Holders.

	There have been no material changes to the procedures by which shareholders
	may recommend nominees to the registrants board of directors during this
	period.

Item 11	Controls and Procedures.

	(a)	As of April 30, 2010, an evaluation was performed under the
		supervision and with the participation of the officers of Securities Management and Research, Inc. (the Company), including the Chief Executive Officer (CEO) and Chief Financial Officer
		(CFO), of the effectiveness of the Company's disclosure controls and procedures. Based on that evaluation, the officers, including the CEO and CFO, conclude that, as of April 30, 2010, the companys disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) were reasonably designed so as to ensure that material information relating to the Company is made known to the CEO and CFO.

	(b)	During the second fiscal quarter of the period covered by this
		report, there have been no significant changes in the Companys internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 12	Exhibits.

	(a) 	(1)	Code of Ethics - not applicable to this semi-annual report.

		(2)	Certifications pursuant to Rule  30a-2(a) under the
			Investment Act of 1940 are filed and attached hereto.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of
		2002 are filed and attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SM&R Investments, Inc.

By:	\S\ Michael W. McCroskey
	-------------------------------------
	Principal Executive Officer

Date:  April 30, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registant and in the capacities and on the dates indicated.

By:	\S\ Michael W. McCroskey
	-------------------------------------
	Principal Executive Officer

Date:  April 30, 2010



By:	\S\ Brenda T. Koelemay
	-------------------------------------
	Principal Financial Officer

Date:  April 30, 2010